UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009) for Convertible Securities and for the entire period (February 19, 2009 to May 1, 2009) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value May 31, 2009	Expenses Paid During Period
Class A	.88%
Actual		$ 1,000.00	$ 1,395.40	$ 2.95 B
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43 C
Class T	1.08%
Actual		$ 1,000.00	$ 1,394.70	$ 3.61 B
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.44 C
Class B	1.62%
Actual		$ 1,000.00	$ 1,392.30	$ 5.42 B
Hypothetical A		$ 1,000.00	$ 1,016.85	$ 8.15 C
Class C	1.59%
Actual		$ 1,000.00	$ 1,392.70	$ 5.32 B
Hypothetical A		$ 1,000.00	$ 1,017.00	$ 8.00 C
Convertible Securities	.60%
Actual		$ 1,000.00	$ 1,351.10	$ 3.52 B
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02 C
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,396.70	$ 1.98 B
Hypothetical A		$ 1,000.00	$ 1,021.99	$ 2.97 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Convertible Securities and multiplied by 102/365 (to reflect the period February 19, 2009 to May 31, 2009) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2009
(excluding cash equivalents)	% of fund's net asset	% of fund's net assets 6 months ago
Bank of America Corp.	6.7	0.0
El Paso Corp. 4.99%	5.6	7.4
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5.2	2.8
Wells Fargo & Co. 7.50%	5.0	5.3
Peabody Energy Corp. 4.75% 12/15/66	4.7	3.9
Celanese Corp. 4.25%	4.5	3.2
Intel Corp. 2.95% 12/15/35	2.2	2.0
Bank of America Corp. Series L, 7.25%	2.0	7.1
ON Semiconductor Corp. 2.625% 12/15/26	1.8	1.2
Chesapeake Energy Corp. 2.5% 5/15/37	1.4	3.6
	39.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	19.7
Information Technology	18.0	17.4
Energy	16.5	24.2
Materials	11.6	7.9
Consumer Staples	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Convertible Securities 82.1%		Convertible Securities 90.5%
	Stocks 10.8%		Stocks 5.2%
	Nonconvertible Bonds 1.5%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 2.8%
	Floating Rate Loans 0.7%		Floating Rate Loans 0.9%
* Foreign investments	3.0%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 55.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.6%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.5%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,115
Johnson Controls, Inc. 6.5% 9/30/12	3,850	7,131
		8,246
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	638
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	7,508
		8,146
Hotels, Restaurants & Leisure - 1.1%
Ambassadors International, Inc. 3.75% 4/15/27 (g)	8,000	1,880
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	10,759
2.75% 7/15/10	2,800	7,531
		20,170
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	898
Media - 1.2%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	18,334
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	3,600
		21,934
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,073
United Auto Group, Inc. 3.5% 4/1/26	9,533	8,134
		10,207
TOTAL CONSUMER DISCRETIONARY		69,601
CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,371
Food & Staples Retailing - 2.8%
Nash-Finch Co. 1.6314% 3/15/35 (e)	34,480	13,299
Rite Aid Corp. 8.5% 5/15/15	9,100	6,325
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	12,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.: - continued
6.75% 12/15/12	$ 12,000	$ 7,560
The Pantry, Inc. 3% 11/15/12	14,000	11,176
		50,960
Food Products - 1.8%
Smithfield Foods, Inc. 4% 6/30/13	22,250	18,390
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,742
		32,132
TOTAL CONSUMER STAPLES		98,463
ENERGY - 10.4%
Energy Equipment & Services - 1.7%
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	4,700
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	20,000	10,976
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	4,223
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	4,627
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	6,020
		30,546
Oil, Gas & Consumable Fuels - 8.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	30,000	23,733
Chesapeake Energy Corp. 2.5% 5/15/37	35,250	26,015
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,056
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	3,308
Peabody Energy Corp. 4.75% 12/15/66	107,250	83,451
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	14,410
		155,973
TOTAL ENERGY		186,519
FINANCIALS - 2.0%
Diversified Financial Services - 1.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	24,363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Ventas, Inc. 3.875% 11/15/11 (g)	$ 12,000	$ 11,754
TOTAL FINANCIALS		36,117
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 3.9%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	8,351
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	19,688
3% 5/15/16	10,000	9,375
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	11,589
Medtronic, Inc. 1.625% 4/15/13	16,000	14,681
SonoSite, Inc. 3.75% 7/15/14	7,000	6,114
		69,798
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	4,891
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,586
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	3,300	5,482
2.5% 10/1/23	7,400	12,293
Nektar Therapeutics 3.25% 9/28/12	9,000	6,467
		27,828
TOTAL HEALTH CARE		102,517
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,790
Airlines - 1.1%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,400
UAL Corp.:
4.5% 6/30/21 (g)	10,500	4,095
4.5% 6/30/21	5,000	1,950
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	3,944
		19,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. 3.75% 4/30/26 (g)	$ 7,000	$ 7,849
Electrical Equipment - 2.2%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,695
5.25% 11/1/25	32,596	19,965
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,445
General Cable Corp. 1% 10/15/12 (g)	16,000	12,480
Sunpower Corp. 4.75% 4/15/14	2,020	2,511
		39,096
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	1,599
Machinery - 0.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	2,214
2.375% 5/15/26	8,000	3,220
Terex Corp. 4% 6/1/15	1,090	1,143
Trinity Industries, Inc. 3.875% 6/1/36	7,000	3,868
		10,445
Marine - 1.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	12,920
Horizon Lines, Inc. 4.25% 8/15/12 (g)	35,000	21,746
		34,666
Road & Rail - 0.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	10,147
TOTAL INDUSTRIALS		137,981
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.0%
Finisar Corp. 2.5% 10/15/10	15,760	9,149
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	9,660
L-3 Communications Corp. 3% 8/1/35	3,000	2,948
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	6,316
Nortel Networks Corp. 2.125% 4/15/14 (d)(g)	10,000	2,875
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,342
		35,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
EMC Corp. 1.75% 12/1/13 (g)	$ 17,000	$ 16,625
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	3,960
SanDisk Corp. 1% 5/15/13	13,000	8,392
		28,977
Electronic Equipment & Components - 1.8%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	3,865
Itron, Inc. 2.5% 8/1/26	7,000	7,912
Merix Corp.:
4% 5/15/13 (g)	11,250	3,938
4% 5/15/13	7,600	2,660
Newport Corp. 2.5% 2/15/12 (g)	3,750	2,814
SYNNEX Corp. 4% 5/15/18 (g)	10,000	10,571
		31,760
Internet Software & Services - 0.8%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	6,713
VeriSign, Inc. 3.25% 8/15/37	10,000	8,143
		14,856
IT Services - 1.8%
Alliance Data Systems Corp. 1.75% 8/1/13 (g)	14,788	10,807
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	4
CACI International, Inc. 2.125% 5/1/14	6,000	5,355
DST Systems, Inc. Series A, 4.125% 8/15/23	16,100	15,939
		32,105
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	24,850
6% 5/1/15	15,000	7,200
Amkor Technology, Inc. 6% 4/15/14 (g)	5,890	9,422
Conexant Systems, Inc. 4% 3/1/26	7,000	2,065
Intel Corp. 2.95% 12/15/35	48,000	39,264
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Micron Technology, Inc.:
1.875% 6/1/14	10,000	5,837
4.25% 10/15/13	1,130	1,326
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,152
2.625% 12/15/26	35,330	31,857
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. 2.25% 10/15/25	$ 10,000	$ 10,426
Spansion, Inc. 2.25% 6/15/16 (d)(g)	7,267	33
		137,823
Software - 0.6%
Borland Software Corp. 2.75% 2/15/12 (g)	6,000	5,625
Symantec Corp. 1% 6/15/13	5,000	5,089
		10,714
TOTAL INFORMATION TECHNOLOGY		291,525
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 5% 5/15/14	2,170	2,748
Newmont Mining Corp. 3% 2/15/12	2,120	2,620
United States Steel Corp. 4% 5/15/14	2,670	3,331
		8,699
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	9,498
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	5,333
		14,831
Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	16,000	13,160
TOTAL TELECOMMUNICATION SERVICES		27,991
TOTAL CONVERTIBLE BONDS		959,413
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (g)	1,300	956
7.25% 3/15/17 (g)	6,230	4,361
		5,317
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 3,745	$ 3,314
FINANCIALS - 0.4%
Consumer Finance - 0.4%
GMAC LLC:
7.5% 12/31/13 (g)	4,264	3,539
8% 12/31/18 (g)	3,812	2,745
		6,284
INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,786
9.25% 6/1/16	5,935	5,163
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,000	4,689
		11,638
TOTAL NONCONVERTIBLE BONDS		26,553
TOTAL CORPORATE BONDS (Cost $1,234,619)		985,966
Common Stocks - 10.8%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	6,115
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc. (a)	170,400	1,544
Las Vegas Sands Corp. (a)(f)	801,000	7,938
		9,482
TOTAL CONSUMER DISCRETIONARY		15,597
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(f)	500,000	3,390
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.4%
Commercial Banks - 1.7%
Huntington Bancshares, Inc. (f)	5,820,500	$ 22,816
KeyCorp	1,297,800	6,489
		29,305
Diversified Financial Services - 6.7%
Bank of America Corp.	10,622,385	119,710
CIT Group, Inc. (f)	136,300	522
		120,232
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	296
TOTAL FINANCIALS		149,833
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	867
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	843,200	3,828
EMCORE Corp. (a)(f)	172,258	226
ON Semiconductor Corp. (a)	2,169,500	14,861
		18,915
TOTAL INFORMATION TECHNOLOGY		19,782
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	4,500
TOTAL COMMON STOCKS (Cost $208,268)		193,102
Convertible Preferred Stocks - 28.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Ford Motor Co. Capital Trust II 6.50%	450,000	9,113
CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Archer Daniels Midland Co. 6.25%	600,000	21,150
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.:
4.875%	237,000	$ 19,521
5.125%	22,000	13,459
		54,130
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
El Paso Corp. 4.99% (g)	119,290	99,719
Goodrich Petroleum Corp. 5.375%	100,000	4,861
		104,580
FINANCIALS - 8.2%
Commercial Banks - 6.2%
Huntington Bancshares, Inc. 8.50%	2,100	1,334
KeyCorp Series A, 7.75%	300,000	19,989
Wells Fargo & Co. 7.50%	120,550	89,810
		111,133
Diversified Financial Services - 2.0%
Bank of America Corp. Series L, 7.25%	47,085	35,785
CIT Group, Inc. Series C, 8.75%	25,300	604
		36,389
TOTAL FINANCIALS		147,522
MATERIALS - 10.9%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,893,200	81,154
Metals & Mining - 6.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	22,274
6.75%	1,093,500	92,395
		114,669
TOTAL MATERIALS		195,823
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $641,369)		511,168
Floating Rate Loans - 0.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.16% 12/12/14 (h)	$ 7,471	$ 1,121
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (h)	9,000	6,570
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (h)	6,605	4,491
TOTAL FLOATING RATE LOANS (Cost $17,656)		12,182
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	69,302,548	69,303
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	20,552,025	20,552
TOTAL MONEY MARKET FUNDS (Cost $89,855)		89,855
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $22)	$ 22	22
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,191,789)		1,792,295
NET OTHER ASSETS - (0.1)%		(2,168)
NET ASSETS - 100%		$ 1,790,127
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,395,000 or 24.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$22,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1
Bank of America, NA	2
Barclays Capital, Inc.	3
Deutsche Bank Securities, Inc.	3
HSBC Securities (USA), Inc.	3
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	7
Mizuho Securities USA, Inc.	1
Societe Generale, New York Branch	1
$ 22
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	86
Total	$ 234
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,792,295	$ 408,552	$ 1,381,231	$ 2,512
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,308)
Total Unrealized Gain (Loss)	1,782
Cost of Purchases	1,626
Proceeds of Sales	(1,178)
Amortization/Accretion	321
Transfer in/out of Level 3	(3,944)
Ending Balance	$ 2,512

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	3.9%
BBB	3.4%
BB	10.8%
B	11.7%
CCC,CC,C	10.3%
D	0.4%
Not Rated	15.3%
Equities	39.3%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc . Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $52,524,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $89,513,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,554 and repurchase agreements of $22) - See accompanying schedule: Unaffiliated issuers (cost $2,101,934)	$ 1,702,440
Fidelity Central Funds (cost $89,855)	89,855
Total Investments (cost $2,191,789)		$ 1,792,295
Receivable for investments sold		3,564
Receivable for fund shares sold		3,960
Dividends receivable		3,989
Interest receivable		14,214
Distributions receivable from Fidelity Central Funds		53
Prepaid expenses		12
Total assets		1,818,087

Liabilities
Payable for investments purchased	$ 5,017
Payable for fund shares redeemed	1,336
Accrued management fee	542
Distribution fees payable	1
Other affiliated payables	475
Other payables and accrued expenses	37
Collateral on securities loaned, at value	20,552
Total liabilities		27,960

Net Assets		$ 1,790,127
Net Assets consist of:
Paid in capital		$ 2,574,329
Undistributed net investment income		27,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(399,494)
Net Assets		$ 1,790,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($602.21 ÷ 34.399 shares)	$ 17.51

Maximum offering price per share (100/94.25 of $17.51)	$ 18.58
Class T: Net Asset Value and redemption price per share ($755.49 ÷ 43.182 shares)	$ 17.50

Maximum offering price per share (100/96.50 of $17.50)	$ 18.13
Class B: Net Asset Value, offering price and redemption price per share ($272.82 ÷ 15.608 shares)	$ 17.48

Class C: Net Asset Value, offering price and redemption price per share ($640.45 ÷ 36.647 shares)	$ 17.48

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,786,666.53 ÷ 101,982.678 shares)	$ 17.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,189.93 ÷ 67.934 shares)	$ 17.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 32,964
Interest		29,842
Income from Fidelity Central Funds		234
Total income		63,040

Expenses
Management fee Basic fee	$ 3,457
Performance adjustment	(1,582)
Transfer agent fees	2,190
Distribution fees	2
Accounting and security lending fees	247
Custodian fees and expenses	9
Independent trustees' compensation	6
Registration fees	113
Audit	45
Legal	11
Miscellaneous	19
Total expenses before reductions	4,517
Expense reductions	(57)	4,460
Net investment income (loss)		58,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(264,817)
Foreign currency transactions	(14)
Total net realized gain (loss)		(264,831)
Change in net unrealized appreciation (depreciation) on investment securities		669,997
Net gain (loss)		405,166
Net increase (decrease) in net assets resulting from operations		$ 463,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,580	$ 86,298
Net realized gain (loss)	(264,831)	(146,923)
Change in net unrealized appreciation (depreciation)	669,997	(1,573,541)
Net increase (decrease) in net assets resulting from operations	463,746	(1,634,166)
Distributions to shareholders from net investment income	(62,825)	(70,992)
Distributions to shareholders from net realized gain	-	(86,711)
Total distributions	(62,825)	(157,703)
Share transactions - net increase (decrease)	(49,978)	312,218
Total increase (decrease) in net assets	350,943	(1,479,651)

Net Assets
Beginning of period	1,439,184	2,918,835
End of period (including undistributed net investment income of $27,448 and undistributed net investment income of $31,693, respectively)	$ 1,790,127	$ 1,439,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss)D	.27
Net realized and unrealized gain (loss)	4.73
Total from investment operations	5.00
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.51
Total Return B, C	39.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A
Expenses net of fee waivers, if any	.88% A
Expenses net of all reductions	.88% A
Net investment income (loss)	6.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 602
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	4.73
Total from investment operations	4.99
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.50
Total Return B, C	39.47%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	6.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 755
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31, 2009 G

 (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	4.72
Total from investment operations	4.96
Distributions from net investment income	(.27)
Net asset value, end of period	$ 17.48
Total Return B, C	39.23%
Ratios to Average Net Assets E, H
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	1.62% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	5.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 273
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	4.75
Total from investment operations	4.96
Distributions from net investment income	(.27)
Net asset value, end of period	$ 17.48
Total Return B, C	39.27%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59% A
Expenses net of fee waivers, if any	1.59% A
Expenses net of all reductions	1.59% A
Net investment income (loss)	5.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 640
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

Six months ended May 31, 2009

Years ended November 30,

 (Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06	$ 19.71
Income from Investment Operations
Net investment income (loss) D	.56	.76	.59	.49	.41	.46
Net realized and unrealized gain (loss)	4.02	(14.43)	3.43	3.09	1.03	1.55
Total from investment operations	4.58	(13.67)	4.02	3.58	1.44	2.01
Distributions from net investment income	(.61)	(.64)	(.50)	(.50)	(.34)	(.66)
Distributions from net realized gain	-	(.85)	(.02)	(.01)	(.02)	-
Total distributions	(.61)	(1.49)	(.52)	(.51)	(.36)	(.66)
Net asset value, end of period	$ 17.52	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Total Return B, C	35.11%	(50.09)%	16.02%	16.38%	6.91%	10.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.61% A	.78%	.79%	.83%	.70%	.67%
Expenses net of fee waivers, if any	.60% A	.78%	.79%	.83%	.70%	.67%
Expenses net of all reductions	.60% A	.78%	.79%	.83%	.69%	.66%
Net investment income (loss)	7.91% A	3.06%	2.11%	2.09%	1.95%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,787	$ 1,439	$ 2,919	$ 2,083	$ 1,754	$ 1,835
Portfolio turnover rate F	27% A	39%	24%	35%	81%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) C	.27
Net realized and unrealized gain (loss)	4.74
Total from investment operations	5.01
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.52
Total Return B	39.67%
Ratios to Average Net Assets D, G
Expenses before reductions	.59% A
Expenses net of fee waivers, if any	.59% A
Expenses net of all reductions	.59% A
Net investment income (loss)	6.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190
Portfolio turnover rate E	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Convertible Securities on February 19, 2009. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 80,236,636
Unrealized depreciation	(473,433,996)
Net unrealized appreciation (depreciation)	$ (393,197,360)
Cost for federal income tax purposes	$ 2,185,492,728

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,429,517 and $301,930,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 144	$ 86
Class T	.25%	.25%	536	147
Class B	.75%	.25%	494	450
Class C	.75%	.25%	907	612
			$ 2,081	$ 1,295

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,628
Class T	76
Class C*	571
$ 2,275

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182.32
Class T	275.26
Class B	146.30
Class C	251.28
Convertible Securities	2,189,074.30
Institutional Class	398.27
	$ 2,190,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,148 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,631 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $85,818.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Fund's expenses by $57,475.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009 A	Year ended November 30, 2008
From net investment income
Class A	$ 2,698	$ -
Class T	6,805	-
Class B	2,799	-
Class C	5,988	-
Convertible Securities	62,801,283	70,991,794
Institutional Class	5,728	-
Total	$ 62,825,301	$ 70,991,794
From net realized gain
Convertible Securities	$ -	$ 86,711,275

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009 A	Year ended November 30, 2008	Six months ended May 31, 2009 A	Year ended November 30, 2008
Class A
Shares sold	34,218	-	$ 527,787	$ -
Reinvestment of distributions	181	-	2,619	-
Net increase (decrease)	34,399	-	$ 530,406	$ -
Class T
Shares sold	43,804	-	$ 632,602	$ -
Reinvestment of distributions	450	-	6,498	-
Shares redeemed	(1,072)	-	(17,323)	-
Net increase (decrease)	43,182	-	$ 621,777	$ -
Class B
Shares sold	15,521	-	$ 213,523	$ -
Reinvestment of distributions	194	-	2,799	-
Shares redeemed	(107)	-	(1,735)	-
Net increase (decrease)	15,608	-	$ 214,587	$ -
Class C
Shares sold	40,485	-	$ 587,508	$ -
Reinvestment of distributions	415	-	5,988	-
Shares redeemed	(4,253)	-	(70,917)	-
Net increase (decrease)	36,647	-	$ 522,579	$ -
Convertible Securities
Shares sold	15,173,844	47,041,632	$ 218,986,744	$ 1,227,244,254
Reinvestment of distributions	4,101,191	5,508,343	56,373,483	144,171,892
Shares redeemed	(23,528,491)	(47,983,510)	(328,231,680)	(1,059,198,942)
Net increase (decrease)	(4,253,456)	4,566,465	$ (52,871,453)	$ 312,217,204
Institutional Class
Shares sold	67,565	-	$ 1,000,408	$ -
Reinvestment of distributions	369	-	5,324	-
Net increase (decrease)	67,934	-	$ 1,005,732	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
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6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CVS-USAN-0709
1.786810.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Convertible Securities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® Convertible Securities Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009) for Convertible Securities and for the entire period (February 19, 2009 to May 1, 2009) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value May 31, 2009	Expenses Paid During Period
Class A	.88%
Actual		$ 1,000.00	$ 1,395.40	$ 2.95 B
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43 C
Class T	1.08%
Actual		$ 1,000.00	$ 1,394.70	$ 3.61 B
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.44 C
Class B	1.62%
Actual		$ 1,000.00	$ 1,392.30	$ 5.42 B
Hypothetical A		$ 1,000.00	$ 1,016.85	$ 8.15 C
Class C	1.59%
Actual		$ 1,000.00	$ 1,392.70	$ 5.32 B
Hypothetical A		$ 1,000.00	$ 1,017.00	$ 8.00 C
Convertible Securities	.60%
Actual		$ 1,000.00	$ 1,351.10	$ 3.52 B
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02 C
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,396.70	$ 1.98 B
Hypothetical A		$ 1,000.00	$ 1,021.99	$ 2.97 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Convertible Securities and multiplied by 102/365 (to reflect the period February 19, 2009 to May 31, 2009) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2009
(excluding cash equivalents)	% of fund's net asset	% of fund's net assets 6 months ago
Bank of America Corp.	6.7	0.0
El Paso Corp. 4.99%	5.6	7.4
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5.2	2.8
Wells Fargo & Co. 7.50%	5.0	5.3
Peabody Energy Corp. 4.75% 12/15/66	4.7	3.9
Celanese Corp. 4.25%	4.5	3.2
Intel Corp. 2.95% 12/15/35	2.2	2.0
Bank of America Corp. Series L, 7.25%	2.0	7.1
ON Semiconductor Corp. 2.625% 12/15/26	1.8	1.2
Chesapeake Energy Corp. 2.5% 5/15/37	1.4	3.6
	39.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	19.7
Information Technology	18.0	17.4
Energy	16.5	24.2
Materials	11.6	7.9
Consumer Staples	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Convertible Securities 82.1%		Convertible Securities 90.5%
	Stocks 10.8%		Stocks 5.2%
	Nonconvertible Bonds 1.5%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 2.8%
	Floating Rate Loans 0.7%		Floating Rate Loans 0.9%
* Foreign investments	3.0%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 55.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.6%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.5%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,115
Johnson Controls, Inc. 6.5% 9/30/12	3,850	7,131
		8,246
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	638
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	7,508
		8,146
Hotels, Restaurants & Leisure - 1.1%
Ambassadors International, Inc. 3.75% 4/15/27 (g)	8,000	1,880
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	10,759
2.75% 7/15/10	2,800	7,531
		20,170
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	898
Media - 1.2%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	18,334
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	3,600
		21,934
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,073
United Auto Group, Inc. 3.5% 4/1/26	9,533	8,134
		10,207
TOTAL CONSUMER DISCRETIONARY		69,601
CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,371
Food & Staples Retailing - 2.8%
Nash-Finch Co. 1.6314% 3/15/35 (e)	34,480	13,299
Rite Aid Corp. 8.5% 5/15/15	9,100	6,325
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	12,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.: - continued
6.75% 12/15/12	$ 12,000	$ 7,560
The Pantry, Inc. 3% 11/15/12	14,000	11,176
		50,960
Food Products - 1.8%
Smithfield Foods, Inc. 4% 6/30/13	22,250	18,390
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,742
		32,132
TOTAL CONSUMER STAPLES		98,463
ENERGY - 10.4%
Energy Equipment & Services - 1.7%
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	4,700
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	20,000	10,976
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	4,223
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	4,627
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	6,020
		30,546
Oil, Gas & Consumable Fuels - 8.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	30,000	23,733
Chesapeake Energy Corp. 2.5% 5/15/37	35,250	26,015
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,056
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	3,308
Peabody Energy Corp. 4.75% 12/15/66	107,250	83,451
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	14,410
		155,973
TOTAL ENERGY		186,519
FINANCIALS - 2.0%
Diversified Financial Services - 1.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	24,363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Ventas, Inc. 3.875% 11/15/11 (g)	$ 12,000	$ 11,754
TOTAL FINANCIALS		36,117
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 3.9%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	8,351
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	19,688
3% 5/15/16	10,000	9,375
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	11,589
Medtronic, Inc. 1.625% 4/15/13	16,000	14,681
SonoSite, Inc. 3.75% 7/15/14	7,000	6,114
		69,798
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	4,891
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,586
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	3,300	5,482
2.5% 10/1/23	7,400	12,293
Nektar Therapeutics 3.25% 9/28/12	9,000	6,467
		27,828
TOTAL HEALTH CARE		102,517
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,790
Airlines - 1.1%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,400
UAL Corp.:
4.5% 6/30/21 (g)	10,500	4,095
4.5% 6/30/21	5,000	1,950
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	3,944
		19,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. 3.75% 4/30/26 (g)	$ 7,000	$ 7,849
Electrical Equipment - 2.2%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,695
5.25% 11/1/25	32,596	19,965
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,445
General Cable Corp. 1% 10/15/12 (g)	16,000	12,480
Sunpower Corp. 4.75% 4/15/14	2,020	2,511
		39,096
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	1,599
Machinery - 0.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	2,214
2.375% 5/15/26	8,000	3,220
Terex Corp. 4% 6/1/15	1,090	1,143
Trinity Industries, Inc. 3.875% 6/1/36	7,000	3,868
		10,445
Marine - 1.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	12,920
Horizon Lines, Inc. 4.25% 8/15/12 (g)	35,000	21,746
		34,666
Road & Rail - 0.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	10,147
TOTAL INDUSTRIALS		137,981
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.0%
Finisar Corp. 2.5% 10/15/10	15,760	9,149
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	9,660
L-3 Communications Corp. 3% 8/1/35	3,000	2,948
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	6,316
Nortel Networks Corp. 2.125% 4/15/14 (d)(g)	10,000	2,875
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,342
		35,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
EMC Corp. 1.75% 12/1/13 (g)	$ 17,000	$ 16,625
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	3,960
SanDisk Corp. 1% 5/15/13	13,000	8,392
		28,977
Electronic Equipment & Components - 1.8%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	3,865
Itron, Inc. 2.5% 8/1/26	7,000	7,912
Merix Corp.:
4% 5/15/13 (g)	11,250	3,938
4% 5/15/13	7,600	2,660
Newport Corp. 2.5% 2/15/12 (g)	3,750	2,814
SYNNEX Corp. 4% 5/15/18 (g)	10,000	10,571
		31,760
Internet Software & Services - 0.8%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	6,713
VeriSign, Inc. 3.25% 8/15/37	10,000	8,143
		14,856
IT Services - 1.8%
Alliance Data Systems Corp. 1.75% 8/1/13 (g)	14,788	10,807
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	4
CACI International, Inc. 2.125% 5/1/14	6,000	5,355
DST Systems, Inc. Series A, 4.125% 8/15/23	16,100	15,939
		32,105
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	24,850
6% 5/1/15	15,000	7,200
Amkor Technology, Inc. 6% 4/15/14 (g)	5,890	9,422
Conexant Systems, Inc. 4% 3/1/26	7,000	2,065
Intel Corp. 2.95% 12/15/35	48,000	39,264
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Micron Technology, Inc.:
1.875% 6/1/14	10,000	5,837
4.25% 10/15/13	1,130	1,326
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,152
2.625% 12/15/26	35,330	31,857
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. 2.25% 10/15/25	$ 10,000	$ 10,426
Spansion, Inc. 2.25% 6/15/16 (d)(g)	7,267	33
		137,823
Software - 0.6%
Borland Software Corp. 2.75% 2/15/12 (g)	6,000	5,625
Symantec Corp. 1% 6/15/13	5,000	5,089
		10,714
TOTAL INFORMATION TECHNOLOGY		291,525
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 5% 5/15/14	2,170	2,748
Newmont Mining Corp. 3% 2/15/12	2,120	2,620
United States Steel Corp. 4% 5/15/14	2,670	3,331
		8,699
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	9,498
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	5,333
		14,831
Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	16,000	13,160
TOTAL TELECOMMUNICATION SERVICES		27,991
TOTAL CONVERTIBLE BONDS		959,413
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (g)	1,300	956
7.25% 3/15/17 (g)	6,230	4,361
		5,317
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 3,745	$ 3,314
FINANCIALS - 0.4%
Consumer Finance - 0.4%
GMAC LLC:
7.5% 12/31/13 (g)	4,264	3,539
8% 12/31/18 (g)	3,812	2,745
		6,284
INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,786
9.25% 6/1/16	5,935	5,163
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,000	4,689
		11,638
TOTAL NONCONVERTIBLE BONDS		26,553
TOTAL CORPORATE BONDS (Cost $1,234,619)		985,966
Common Stocks - 10.8%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	6,115
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc. (a)	170,400	1,544
Las Vegas Sands Corp. (a)(f)	801,000	7,938
		9,482
TOTAL CONSUMER DISCRETIONARY		15,597
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(f)	500,000	3,390
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.4%
Commercial Banks - 1.7%
Huntington Bancshares, Inc. (f)	5,820,500	$ 22,816
KeyCorp	1,297,800	6,489
		29,305
Diversified Financial Services - 6.7%
Bank of America Corp.	10,622,385	119,710
CIT Group, Inc. (f)	136,300	522
		120,232
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	296
TOTAL FINANCIALS		149,833
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	867
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	843,200	3,828
EMCORE Corp. (a)(f)	172,258	226
ON Semiconductor Corp. (a)	2,169,500	14,861
		18,915
TOTAL INFORMATION TECHNOLOGY		19,782
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	4,500
TOTAL COMMON STOCKS (Cost $208,268)		193,102
Convertible Preferred Stocks - 28.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Ford Motor Co. Capital Trust II 6.50%	450,000	9,113
CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Archer Daniels Midland Co. 6.25%	600,000	21,150
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.:
4.875%	237,000	$ 19,521
5.125%	22,000	13,459
		54,130
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
El Paso Corp. 4.99% (g)	119,290	99,719
Goodrich Petroleum Corp. 5.375%	100,000	4,861
		104,580
FINANCIALS - 8.2%
Commercial Banks - 6.2%
Huntington Bancshares, Inc. 8.50%	2,100	1,334
KeyCorp Series A, 7.75%	300,000	19,989
Wells Fargo & Co. 7.50%	120,550	89,810
		111,133
Diversified Financial Services - 2.0%
Bank of America Corp. Series L, 7.25%	47,085	35,785
CIT Group, Inc. Series C, 8.75%	25,300	604
		36,389
TOTAL FINANCIALS		147,522
MATERIALS - 10.9%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,893,200	81,154
Metals & Mining - 6.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	22,274
6.75%	1,093,500	92,395
		114,669
TOTAL MATERIALS		195,823
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $641,369)		511,168
Floating Rate Loans - 0.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.16% 12/12/14 (h)	$ 7,471	$ 1,121
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (h)	9,000	6,570
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (h)	6,605	4,491
TOTAL FLOATING RATE LOANS (Cost $17,656)		12,182
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	69,302,548	69,303
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	20,552,025	20,552
TOTAL MONEY MARKET FUNDS (Cost $89,855)		89,855
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $22)	$ 22	22
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,191,789)		1,792,295
NET OTHER ASSETS - (0.1)%		(2,168)
NET ASSETS - 100%		$ 1,790,127
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,395,000 or 24.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$22,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1
Bank of America, NA	2
Barclays Capital, Inc.	3
Deutsche Bank Securities, Inc.	3
HSBC Securities (USA), Inc.	3
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	7
Mizuho Securities USA, Inc.	1
Societe Generale, New York Branch	1
$ 22
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	86
Total	$ 234
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,792,295	$ 408,552	$ 1,381,231	$ 2,512
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,308)
Total Unrealized Gain (Loss)	1,782
Cost of Purchases	1,626
Proceeds of Sales	(1,178)
Amortization/Accretion	321
Transfer in/out of Level 3	(3,944)
Ending Balance	$ 2,512

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	3.9%
BBB	3.4%
BB	10.8%
B	11.7%
CCC,CC,C	10.3%
D	0.4%
Not Rated	15.3%
Equities	39.3%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc . Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $52,524,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $89,513,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,554 and repurchase agreements of $22) - See accompanying schedule: Unaffiliated issuers (cost $2,101,934)	$ 1,702,440
Fidelity Central Funds (cost $89,855)	89,855
Total Investments (cost $2,191,789)		$ 1,792,295
Receivable for investments sold		3,564
Receivable for fund shares sold		3,960
Dividends receivable		3,989
Interest receivable		14,214
Distributions receivable from Fidelity Central Funds		53
Prepaid expenses		12
Total assets		1,818,087

Liabilities
Payable for investments purchased	$ 5,017
Payable for fund shares redeemed	1,336
Accrued management fee	542
Distribution fees payable	1
Other affiliated payables	475
Other payables and accrued expenses	37
Collateral on securities loaned, at value	20,552
Total liabilities		27,960

Net Assets		$ 1,790,127
Net Assets consist of:
Paid in capital		$ 2,574,329
Undistributed net investment income		27,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(399,494)
Net Assets		$ 1,790,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($602.21 ÷ 34.399 shares)	$ 17.51

Maximum offering price per share (100/94.25 of $17.51)	$ 18.58
Class T: Net Asset Value and redemption price per share ($755.49 ÷ 43.182 shares)	$ 17.50

Maximum offering price per share (100/96.50 of $17.50)	$ 18.13
Class B: Net Asset Value, offering price and redemption price per share ($272.82 ÷ 15.608 shares)	$ 17.48

Class C: Net Asset Value, offering price and redemption price per share ($640.45 ÷ 36.647 shares)	$ 17.48

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,786,666.53 ÷ 101,982.678 shares)	$ 17.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,189.93 ÷ 67.934 shares)	$ 17.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 32,964
Interest		29,842
Income from Fidelity Central Funds		234
Total income		63,040

Expenses
Management fee Basic fee	$ 3,457
Performance adjustment	(1,582)
Transfer agent fees	2,190
Distribution fees	2
Accounting and security lending fees	247
Custodian fees and expenses	9
Independent trustees' compensation	6
Registration fees	113
Audit	45
Legal	11
Miscellaneous	19
Total expenses before reductions	4,517
Expense reductions	(57)	4,460
Net investment income (loss)		58,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(264,817)
Foreign currency transactions	(14)
Total net realized gain (loss)		(264,831)
Change in net unrealized appreciation (depreciation) on investment securities		669,997
Net gain (loss)		405,166
Net increase (decrease) in net assets resulting from operations		$ 463,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,580	$ 86,298
Net realized gain (loss)	(264,831)	(146,923)
Change in net unrealized appreciation (depreciation)	669,997	(1,573,541)
Net increase (decrease) in net assets resulting from operations	463,746	(1,634,166)
Distributions to shareholders from net investment income	(62,825)	(70,992)
Distributions to shareholders from net realized gain	-	(86,711)
Total distributions	(62,825)	(157,703)
Share transactions - net increase (decrease)	(49,978)	312,218
Total increase (decrease) in net assets	350,943	(1,479,651)

Net Assets
Beginning of period	1,439,184	2,918,835
End of period (including undistributed net investment income of $27,448 and undistributed net investment income of $31,693, respectively)	$ 1,790,127	$ 1,439,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss)D	.27
Net realized and unrealized gain (loss)	4.73
Total from investment operations	5.00
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.51
Total Return B, C	39.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A
Expenses net of fee waivers, if any	.88% A
Expenses net of all reductions	.88% A
Net investment income (loss)	6.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 602
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	4.73
Total from investment operations	4.99
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.50
Total Return B, C	39.47%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	6.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 755
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31, 2009 G

 (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	4.72
Total from investment operations	4.96
Distributions from net investment income	(.27)
Net asset value, end of period	$ 17.48
Total Return B, C	39.23%
Ratios to Average Net Assets E, H
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	1.62% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	5.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 273
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	4.75
Total from investment operations	4.96
Distributions from net investment income	(.27)
Net asset value, end of period	$ 17.48
Total Return B, C	39.27%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59% A
Expenses net of fee waivers, if any	1.59% A
Expenses net of all reductions	1.59% A
Net investment income (loss)	5.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 640
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

Six months ended May 31, 2009

Years ended November 30,

 (Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06	$ 19.71
Income from Investment Operations
Net investment income (loss) D	.56	.76	.59	.49	.41	.46
Net realized and unrealized gain (loss)	4.02	(14.43)	3.43	3.09	1.03	1.55
Total from investment operations	4.58	(13.67)	4.02	3.58	1.44	2.01
Distributions from net investment income	(.61)	(.64)	(.50)	(.50)	(.34)	(.66)
Distributions from net realized gain	-	(.85)	(.02)	(.01)	(.02)	-
Total distributions	(.61)	(1.49)	(.52)	(.51)	(.36)	(.66)
Net asset value, end of period	$ 17.52	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Total Return B, C	35.11%	(50.09)%	16.02%	16.38%	6.91%	10.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.61% A	.78%	.79%	.83%	.70%	.67%
Expenses net of fee waivers, if any	.60% A	.78%	.79%	.83%	.70%	.67%
Expenses net of all reductions	.60% A	.78%	.79%	.83%	.69%	.66%
Net investment income (loss)	7.91% A	3.06%	2.11%	2.09%	1.95%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,787	$ 1,439	$ 2,919	$ 2,083	$ 1,754	$ 1,835
Portfolio turnover rate F	27% A	39%	24%	35%	81%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) C	.27
Net realized and unrealized gain (loss)	4.74
Total from investment operations	5.01
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.52
Total Return B	39.67%
Ratios to Average Net Assets D, G
Expenses before reductions	.59% A
Expenses net of fee waivers, if any	.59% A
Expenses net of all reductions	.59% A
Net investment income (loss)	6.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190
Portfolio turnover rate E	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Convertible Securities on February 19, 2009. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 80,236,636
Unrealized depreciation	(473,433,996)
Net unrealized appreciation (depreciation)	$ (393,197,360)
Cost for federal income tax purposes	$ 2,185,492,728

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,429,517 and $301,930,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 144	$ 86
Class T	.25%	.25%	536	147
Class B	.75%	.25%	494	450
Class C	.75%	.25%	907	612
			$ 2,081	$ 1,295

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,628
Class T	76
Class C*	571
$ 2,275

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182.32
Class T	275.26
Class B	146.30
Class C	251.28
Convertible Securities	2,189,074.30
Institutional Class	398.27
	$ 2,190,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,148 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,631 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $85,818.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Fund's expenses by $57,475.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009 A	Year ended November 30, 2008
From net investment income
Class A	$ 2,698	$ -
Class T	6,805	-
Class B	2,799	-
Class C	5,988	-
Convertible Securities	62,801,283	70,991,794
Institutional Class	5,728	-
Total	$ 62,825,301	$ 70,991,794
From net realized gain
Convertible Securities	$ -	$ 86,711,275

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009 A	Year ended November 30, 2008	Six months ended May 31, 2009 A	Year ended November 30, 2008
Class A
Shares sold	34,218	-	$ 527,787	$ -
Reinvestment of distributions	181	-	2,619	-
Net increase (decrease)	34,399	-	$ 530,406	$ -
Class T
Shares sold	43,804	-	$ 632,602	$ -
Reinvestment of distributions	450	-	6,498	-
Shares redeemed	(1,072)	-	(17,323)	-
Net increase (decrease)	43,182	-	$ 621,777	$ -
Class B
Shares sold	15,521	-	$ 213,523	$ -
Reinvestment of distributions	194	-	2,799	-
Shares redeemed	(107)	-	(1,735)	-
Net increase (decrease)	15,608	-	$ 214,587	$ -
Class C
Shares sold	40,485	-	$ 587,508	$ -
Reinvestment of distributions	415	-	5,988	-
Shares redeemed	(4,253)	-	(70,917)	-
Net increase (decrease)	36,647	-	$ 522,579	$ -
Convertible Securities
Shares sold	15,173,844	47,041,632	$ 218,986,744	$ 1,227,244,254
Reinvestment of distributions	4,101,191	5,508,343	56,373,483	144,171,892
Shares redeemed	(23,528,491)	(47,983,510)	(328,231,680)	(1,059,198,942)
Net increase (decrease)	(4,253,456)	4,566,465	$ (52,871,453)	$ 312,217,204
Institutional Class
Shares sold	67,565	-	$ 1,000,408	$ -
Reinvestment of distributions	369	-	5,324	-
Net increase (decrease)	67,934	-	$ 1,005,732	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ACVS-USAN-0709
1.884069.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Convertible Securities

Fund - Institutional Class

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009) for Convertible Securities and for the entire period (February 19, 2009 to May 1, 2009) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value May 31, 2009	Expenses Paid During Period
Class A	.88%
Actual		$ 1,000.00	$ 1,395.40	$ 2.95 B
Hypothetical A		$ 1,000.00	$ 1,020.54	$ 4.43 C
Class T	1.08%
Actual		$ 1,000.00	$ 1,394.70	$ 3.61 B
Hypothetical A		$ 1,000.00	$ 1,019.55	$ 5.44 C
Class B	1.62%
Actual		$ 1,000.00	$ 1,392.30	$ 5.42 B
Hypothetical A		$ 1,000.00	$ 1,016.85	$ 8.15 C
Class C	1.59%
Actual		$ 1,000.00	$ 1,392.70	$ 5.32 B
Hypothetical A		$ 1,000.00	$ 1,017.00	$ 8.00 C
Convertible Securities	.60%
Actual		$ 1,000.00	$ 1,351.10	$ 3.52 B
Hypothetical A		$ 1,000.00	$ 1,021.94	$ 3.02 C
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,396.70	$ 1.98 B
Hypothetical A		$ 1,000.00	$ 1,021.99	$ 2.97 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Convertible Securities and multiplied by 102/365 (to reflect the period February 19, 2009 to May 31, 2009) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table above); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2009
(excluding cash equivalents)	% of fund's net asset	% of fund's net assets 6 months ago
Bank of America Corp.	6.7	0.0
El Paso Corp. 4.99%	5.6	7.4
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5.2	2.8
Wells Fargo & Co. 7.50%	5.0	5.3
Peabody Energy Corp. 4.75% 12/15/66	4.7	3.9
Celanese Corp. 4.25%	4.5	3.2
Intel Corp. 2.95% 12/15/35	2.2	2.0
Bank of America Corp. Series L, 7.25%	2.0	7.1
ON Semiconductor Corp. 2.625% 12/15/26	1.8	1.2
Chesapeake Energy Corp. 2.5% 5/15/37	1.4	3.6
	39.1
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	19.7
Information Technology	18.0	17.4
Energy	16.5	24.2
Materials	11.6	7.9
Consumer Staples	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Convertible Securities 82.1%		Convertible Securities 90.5%
	Stocks 10.8%		Stocks 5.2%
	Nonconvertible Bonds 1.5%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets 4.9%		Short-Term Investments and Net Other Assets 2.8%
	Floating Rate Loans 0.7%		Floating Rate Loans 0.9%
* Foreign investments	3.0%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 55.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 53.6%
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.5%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,115
Johnson Controls, Inc. 6.5% 9/30/12	3,850	7,131
		8,246
Diversified Consumer Services - 0.5%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	638
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	7,508
		8,146
Hotels, Restaurants & Leisure - 1.1%
Ambassadors International, Inc. 3.75% 4/15/27 (g)	8,000	1,880
WMS Industries, Inc.:
2.75% 7/15/10 (g)	4,000	10,759
2.75% 7/15/10	2,800	7,531
		20,170
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	898
Media - 1.2%
Regal Entertainment Group 6.25% 3/15/11 (g)	19,297	18,334
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	3,600
		21,934
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,073
United Auto Group, Inc. 3.5% 4/1/26	9,533	8,134
		10,207
TOTAL CONSUMER DISCRETIONARY		69,601
CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,371
Food & Staples Retailing - 2.8%
Nash-Finch Co. 1.6314% 3/15/35 (e)	34,480	13,299
Rite Aid Corp. 8.5% 5/15/15	9,100	6,325
The Great Atlantic & Pacific Tea Co.:
5.125% 6/15/11	18,000	12,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.: - continued
6.75% 12/15/12	$ 12,000	$ 7,560
The Pantry, Inc. 3% 11/15/12	14,000	11,176
		50,960
Food Products - 1.8%
Smithfield Foods, Inc. 4% 6/30/13	22,250	18,390
Tyson Foods, Inc. 3.25% 10/15/13	13,000	13,742
		32,132
TOTAL CONSUMER STAPLES		98,463
ENERGY - 10.4%
Energy Equipment & Services - 1.7%
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	4,700
Hercules Offshore, Inc. 3.375% 6/1/38 (g)	20,000	10,976
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	4,223
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	4,627
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	6,020
		30,546
Oil, Gas & Consumable Fuels - 8.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	30,000	23,733
Chesapeake Energy Corp. 2.5% 5/15/37	35,250	26,015
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,056
Patriot Coal Corp. 3.25% 5/31/13 (g)	6,000	3,308
Peabody Energy Corp. 4.75% 12/15/66	107,250	83,451
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	14,410
		155,973
TOTAL ENERGY		186,519
FINANCIALS - 2.0%
Diversified Financial Services - 1.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	24,363
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Ventas, Inc. 3.875% 11/15/11 (g)	$ 12,000	$ 11,754
TOTAL FINANCIALS		36,117
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 3.9%
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	8,351
Inverness Medical Innovations, Inc.:
3% 5/15/16 (g)	21,000	19,688
3% 5/15/16	10,000	9,375
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	11,589
Medtronic, Inc. 1.625% 4/15/13	16,000	14,681
SonoSite, Inc. 3.75% 7/15/14	7,000	6,114
		69,798
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	4,891
Life Sciences Tools & Services - 1.5%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,586
Fisher Scientific International, Inc.:
2.5% 10/1/23 (g)	3,300	5,482
2.5% 10/1/23	7,400	12,293
Nektar Therapeutics 3.25% 9/28/12	9,000	6,467
		27,828
TOTAL HEALTH CARE		102,517
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,790
Airlines - 1.1%
AirTran Holdings, Inc. 7% 7/1/23	10,000	9,400
UAL Corp.:
4.5% 6/30/21 (g)	10,500	4,095
4.5% 6/30/21	5,000	1,950
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	3,944
		19,389
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. 3.75% 4/30/26 (g)	$ 7,000	$ 7,849
Electrical Equipment - 2.2%
C&D Technologies, Inc.:
5.25% 11/1/25 (g)	4,400	2,695
5.25% 11/1/25	32,596	19,965
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,445
General Cable Corp. 1% 10/15/12 (g)	16,000	12,480
Sunpower Corp. 4.75% 4/15/14	2,020	2,511
		39,096
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	1,599
Machinery - 0.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	2,214
2.375% 5/15/26	8,000	3,220
Terex Corp. 4% 6/1/15	1,090	1,143
Trinity Industries, Inc. 3.875% 6/1/36	7,000	3,868
		10,445
Marine - 1.9%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	12,920
Horizon Lines, Inc. 4.25% 8/15/12 (g)	35,000	21,746
		34,666
Road & Rail - 0.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	10,147
TOTAL INDUSTRIALS		137,981
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 2.0%
Finisar Corp. 2.5% 10/15/10	15,760	9,149
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	9,660
L-3 Communications Corp. 3% 8/1/35	3,000	2,948
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	6,316
Nortel Networks Corp. 2.125% 4/15/14 (d)(g)	10,000	2,875
Symmetricom, Inc. 3.25% 6/15/25	5,214	4,342
		35,290
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.6%
EMC Corp. 1.75% 12/1/13 (g)	$ 17,000	$ 16,625
Hutchinson Technology, Inc. 3.25% 1/15/26	11,000	3,960
SanDisk Corp. 1% 5/15/13	13,000	8,392
		28,977
Electronic Equipment & Components - 1.8%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	3,865
Itron, Inc. 2.5% 8/1/26	7,000	7,912
Merix Corp.:
4% 5/15/13 (g)	11,250	3,938
4% 5/15/13	7,600	2,660
Newport Corp. 2.5% 2/15/12 (g)	3,750	2,814
SYNNEX Corp. 4% 5/15/18 (g)	10,000	10,571
		31,760
Internet Software & Services - 0.8%
GSI Commerce, Inc. 2.5% 6/1/27 (g)	10,000	6,713
VeriSign, Inc. 3.25% 8/15/37	10,000	8,143
		14,856
IT Services - 1.8%
Alliance Data Systems Corp. 1.75% 8/1/13 (g)	14,788	10,807
BearingPoint, Inc. 3.1% 12/15/24 (g)	8,000	4
CACI International, Inc. 2.125% 5/1/14	6,000	5,355
DST Systems, Inc. Series A, 4.125% 8/15/23	16,100	15,939
		32,105
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc.:
5.75% 8/15/12	40,000	24,850
6% 5/1/15	15,000	7,200
Amkor Technology, Inc. 6% 4/15/14 (g)	5,890	9,422
Conexant Systems, Inc. 4% 3/1/26	7,000	2,065
Intel Corp. 2.95% 12/15/35	48,000	39,264
LTX-Credence Corp. 3.5% 5/15/11	10,333	1,391
Micron Technology, Inc.:
1.875% 6/1/14	10,000	5,837
4.25% 10/15/13	1,130	1,326
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,152
2.625% 12/15/26	35,330	31,857
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. 2.25% 10/15/25	$ 10,000	$ 10,426
Spansion, Inc. 2.25% 6/15/16 (d)(g)	7,267	33
		137,823
Software - 0.6%
Borland Software Corp. 2.75% 2/15/12 (g)	6,000	5,625
Symantec Corp. 1% 6/15/13	5,000	5,089
		10,714
TOTAL INFORMATION TECHNOLOGY		291,525
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 5% 5/15/14	2,170	2,748
Newmont Mining Corp. 3% 2/15/12	2,120	2,620
United States Steel Corp. 4% 5/15/14	2,670	3,331
		8,699
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 3.5% 6/15/12	16,000	9,498
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	5,333
		14,831
Wireless Telecommunication Services - 0.8%
Leap Wireless International, Inc. 4.5% 7/15/14 (g)	16,000	13,160
TOTAL TELECOMMUNICATION SERVICES		27,991
TOTAL CONVERTIBLE BONDS		959,413
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc.:
7% 3/15/14 (g)	1,300	956
7.25% 3/15/17 (g)	6,230	4,361
		5,317
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon Consumer Products Corp. 9.5% 4/1/11	$ 3,745	$ 3,314
FINANCIALS - 0.4%
Consumer Finance - 0.4%
GMAC LLC:
7.5% 12/31/13 (g)	4,264	3,539
8% 12/31/18 (g)	3,812	2,745
		6,284
INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.:
7.75% 5/15/13	1,995	1,786
9.25% 6/1/16	5,935	5,163
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (h)	20,000	4,689
		11,638
TOTAL NONCONVERTIBLE BONDS		26,553
TOTAL CORPORATE BONDS (Cost $1,234,619)		985,966
Common Stocks - 10.8%
	Shares
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	6,115
Hotels, Restaurants & Leisure - 0.5%
Domino's Pizza, Inc. (a)	170,400	1,544
Las Vegas Sands Corp. (a)(f)	801,000	7,938
		9,482
TOTAL CONSUMER DISCRETIONARY		15,597
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
McMoRan Exploration Co. (a)(f)	500,000	3,390
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 8.4%
Commercial Banks - 1.7%
Huntington Bancshares, Inc. (f)	5,820,500	$ 22,816
KeyCorp	1,297,800	6,489
		29,305
Diversified Financial Services - 6.7%
Bank of America Corp.	10,622,385	119,710
CIT Group, Inc. (f)	136,300	522
		120,232
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	2,959,042	296
TOTAL FINANCIALS		149,833
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
L-1 Identity Solutions, Inc. (a)	100,000	867
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)	843,200	3,828
EMCORE Corp. (a)(f)	172,258	226
ON Semiconductor Corp. (a)	2,169,500	14,861
		18,915
TOTAL INFORMATION TECHNOLOGY		19,782
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	200,000	4,500
TOTAL COMMON STOCKS (Cost $208,268)		193,102
Convertible Preferred Stocks - 28.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Ford Motor Co. Capital Trust II 6.50%	450,000	9,113
CONSUMER STAPLES - 3.0%
Food Products - 3.0%
Archer Daniels Midland Co. 6.25%	600,000	21,150
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Bunge Ltd.:
4.875%	237,000	$ 19,521
5.125%	22,000	13,459
		54,130
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
El Paso Corp. 4.99% (g)	119,290	99,719
Goodrich Petroleum Corp. 5.375%	100,000	4,861
		104,580
FINANCIALS - 8.2%
Commercial Banks - 6.2%
Huntington Bancshares, Inc. 8.50%	2,100	1,334
KeyCorp Series A, 7.75%	300,000	19,989
Wells Fargo & Co. 7.50%	120,550	89,810
		111,133
Diversified Financial Services - 2.0%
Bank of America Corp. Series L, 7.25%	47,085	35,785
CIT Group, Inc. Series C, 8.75%	25,300	604
		36,389
TOTAL FINANCIALS		147,522
MATERIALS - 10.9%
Chemicals - 4.5%
Celanese Corp. 4.25%	2,893,200	81,154
Metals & Mining - 6.4%
Freeport-McMoRan Copper & Gold, Inc.:
5.50%	18,400	22,274
6.75%	1,093,500	92,395
		114,669
TOTAL MATERIALS		195,823
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $641,369)		511,168
Floating Rate Loans - 0.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.16% 12/12/14 (h)	$ 7,471	$ 1,121
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
CCO Holdings, LLC Tranche 3LN, term loan 6.75% 9/6/14 (h)	9,000	6,570
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 8.911% 10/3/13 (h)	6,605	4,491
TOTAL FLOATING RATE LOANS (Cost $17,656)		12,182
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	69,302,548	69,303
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	20,552,025	20,552
TOTAL MONEY MARKET FUNDS (Cost $89,855)		89,855
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $22)	$ 22	22
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,191,789)		1,792,295
NET OTHER ASSETS - (0.1)%		(2,168)
NET ASSETS - 100%		$ 1,790,127
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,395,000 or 24.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$22,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1
Bank of America, NA	2
Barclays Capital, Inc.	3
Deutsche Bank Securities, Inc.	3
HSBC Securities (USA), Inc.	3
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	7
Mizuho Securities USA, Inc.	1
Societe Generale, New York Branch	1
$ 22
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 148
Fidelity Securities Lending Cash Central Fund	86
Total	$ 234
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,792,295	$ 408,552	$ 1,381,231	$ 2,512
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 11,213
Total Realized Gain (Loss)	(7,308)
Total Unrealized Gain (Loss)	1,782
Cost of Purchases	1,626
Proceeds of Sales	(1,178)
Amortization/Accretion	321
Transfer in/out of Level 3	(3,944)
Ending Balance	$ 2,512

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	3.9%
BBB	3.4%
BB	10.8%
B	11.7%
CCC,CC,C	10.3%
D	0.4%
Not Rated	15.3%
Equities	39.3%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc . Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $52,524,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $89,513,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $19,554 and repurchase agreements of $22) - See accompanying schedule: Unaffiliated issuers (cost $2,101,934)	$ 1,702,440
Fidelity Central Funds (cost $89,855)	89,855
Total Investments (cost $2,191,789)		$ 1,792,295
Receivable for investments sold		3,564
Receivable for fund shares sold		3,960
Dividends receivable		3,989
Interest receivable		14,214
Distributions receivable from Fidelity Central Funds		53
Prepaid expenses		12
Total assets		1,818,087

Liabilities
Payable for investments purchased	$ 5,017
Payable for fund shares redeemed	1,336
Accrued management fee	542
Distribution fees payable	1
Other affiliated payables	475
Other payables and accrued expenses	37
Collateral on securities loaned, at value	20,552
Total liabilities		27,960

Net Assets		$ 1,790,127
Net Assets consist of:
Paid in capital		$ 2,574,329
Undistributed net investment income		27,448
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,156)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(399,494)
Net Assets		$ 1,790,127

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($602.21 ÷ 34.399 shares)	$ 17.51

Maximum offering price per share (100/94.25 of $17.51)	$ 18.58
Class T: Net Asset Value and redemption price per share ($755.49 ÷ 43.182 shares)	$ 17.50

Maximum offering price per share (100/96.50 of $17.50)	$ 18.13
Class B: Net Asset Value, offering price and redemption price per share ($272.82 ÷ 15.608 shares)	$ 17.48

Class C: Net Asset Value, offering price and redemption price per share ($640.45 ÷ 36.647 shares)	$ 17.48

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,786,666.53 ÷ 101,982.678 shares)	$ 17.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,189.93 ÷ 67.934 shares)	$ 17.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 32,964
Interest		29,842
Income from Fidelity Central Funds		234
Total income		63,040

Expenses
Management fee Basic fee	$ 3,457
Performance adjustment	(1,582)
Transfer agent fees	2,190
Distribution fees	2
Accounting and security lending fees	247
Custodian fees and expenses	9
Independent trustees' compensation	6
Registration fees	113
Audit	45
Legal	11
Miscellaneous	19
Total expenses before reductions	4,517
Expense reductions	(57)	4,460
Net investment income (loss)		58,580
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(264,817)
Foreign currency transactions	(14)
Total net realized gain (loss)		(264,831)
Change in net unrealized appreciation (depreciation) on investment securities		669,997
Net gain (loss)		405,166
Net increase (decrease) in net assets resulting from operations		$ 463,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,580	$ 86,298
Net realized gain (loss)	(264,831)	(146,923)
Change in net unrealized appreciation (depreciation)	669,997	(1,573,541)
Net increase (decrease) in net assets resulting from operations	463,746	(1,634,166)
Distributions to shareholders from net investment income	(62,825)	(70,992)
Distributions to shareholders from net realized gain	-	(86,711)
Total distributions	(62,825)	(157,703)
Share transactions - net increase (decrease)	(49,978)	312,218
Total increase (decrease) in net assets	350,943	(1,479,651)

Net Assets
Beginning of period	1,439,184	2,918,835
End of period (including undistributed net investment income of $27,448 and undistributed net investment income of $31,693, respectively)	$ 1,790,127	$ 1,439,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss)D	.27
Net realized and unrealized gain (loss)	4.73
Total from investment operations	5.00
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.51
Total Return B, C	39.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A
Expenses net of fee waivers, if any	.88% A
Expenses net of all reductions	.88% A
Net investment income (loss)	6.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 602
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.26
Net realized and unrealized gain (loss)	4.73
Total from investment operations	4.99
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.50
Total Return B, C	39.47%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	1.08% A
Expenses net of all reductions	1.08% A
Net investment income (loss)	6.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 755
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31, 2009 G

 (Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.24
Net realized and unrealized gain (loss)	4.72
Total from investment operations	4.96
Distributions from net investment income	(.27)
Net asset value, end of period	$ 17.48
Total Return B, C	39.23%
Ratios to Average Net Assets E, H
Expenses before reductions	1.62% A
Expenses net of fee waivers, if any	1.62% A
Expenses net of all reductions	1.62% A
Net investment income (loss)	5.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 273
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.21
Net realized and unrealized gain (loss)	4.75
Total from investment operations	4.96
Distributions from net investment income	(.27)
Net asset value, end of period	$ 17.48
Total Return B, C	39.27%
Ratios to Average Net Assets E, H
Expenses before reductions	1.59% A
Expenses net of fee waivers, if any	1.59% A
Expenses net of all reductions	1.59% A
Net investment income (loss)	5.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 640
Portfolio turnover rate F	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

Six months ended May 31, 2009

Years ended November 30,

 (Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06	$ 19.71
Income from Investment Operations
Net investment income (loss) D	.56	.76	.59	.49	.41	.46
Net realized and unrealized gain (loss)	4.02	(14.43)	3.43	3.09	1.03	1.55
Total from investment operations	4.58	(13.67)	4.02	3.58	1.44	2.01
Distributions from net investment income	(.61)	(.64)	(.50)	(.50)	(.34)	(.66)
Distributions from net realized gain	-	(.85)	(.02)	(.01)	(.02)	-
Total distributions	(.61)	(1.49)	(.52)	(.51)	(.36)	(.66)
Net asset value, end of period	$ 17.52	$ 13.55	$ 28.71	$ 25.21	$ 22.14	$ 21.06
Total Return B, C	35.11%	(50.09)%	16.02%	16.38%	6.91%	10.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.61% A	.78%	.79%	.83%	.70%	.67%
Expenses net of fee waivers, if any	.60% A	.78%	.79%	.83%	.70%	.67%
Expenses net of all reductions	.60% A	.78%	.79%	.83%	.69%	.66%
Net investment income (loss)	7.91% A	3.06%	2.11%	2.09%	1.95%	2.26%
Supplemental Data
Net assets, end of period (in millions)	$ 1,787	$ 1,439	$ 2,919	$ 2,083	$ 1,754	$ 1,835
Portfolio turnover rate F	27% A	39%	24%	35%	81%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31, 2009 F

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 12.79
Income from Investment Operations
Net investment income (loss) C	.27
Net realized and unrealized gain (loss)	4.74
Total from investment operations	5.01
Distributions from net investment income	(.28)
Net asset value, end of period	$ 17.52
Total Return B	39.67%
Ratios to Average Net Assets D, G
Expenses before reductions	.59% A
Expenses net of fee waivers, if any	.59% A
Expenses net of all reductions	.59% A
Net investment income (loss)	6.37% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,190
Portfolio turnover rate E	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Convertible Securities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Convertible Securities on February 19, 2009. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 80,236,636
Unrealized depreciation	(473,433,996)
Net unrealized appreciation (depreciation)	$ (393,197,360)
Cost for federal income tax purposes	$ 2,185,492,728

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments - continued

supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,429,517 and $301,930,440, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 144	$ 86
Class T	.25%	.25%	536	147
Class B	.75%	.25%	494	450
Class C	.75%	.25%	907	612
			$ 2,081	$ 1,295

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,628
Class T	76
Class C*	571
$ 2,275

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182.32
Class T	275.26
Class B	146.30
Class C	251.28
Convertible Securities	2,189,074.30
Institutional Class	398.27
	$ 2,190,326

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,148 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,631 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $85,818.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Convertible Securities operating expenses. During the period, this reimbursement reduced the Fund's expenses by $57,475.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009 A	Year ended November 30, 2008
From net investment income
Class A	$ 2,698	$ -
Class T	6,805	-
Class B	2,799	-
Class C	5,988	-
Convertible Securities	62,801,283	70,991,794
Institutional Class	5,728	-
Total	$ 62,825,301	$ 70,991,794
From net realized gain
Convertible Securities	$ -	$ 86,711,275

A Distributions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009 A	Year ended November 30, 2008	Six months ended May 31, 2009 A	Year ended November 30, 2008
Class A
Shares sold	34,218	-	$ 527,787	$ -
Reinvestment of distributions	181	-	2,619	-
Net increase (decrease)	34,399	-	$ 530,406	$ -
Class T
Shares sold	43,804	-	$ 632,602	$ -
Reinvestment of distributions	450	-	6,498	-
Shares redeemed	(1,072)	-	(17,323)	-
Net increase (decrease)	43,182	-	$ 621,777	$ -
Class B
Shares sold	15,521	-	$ 213,523	$ -
Reinvestment of distributions	194	-	2,799	-
Shares redeemed	(107)	-	(1,735)	-
Net increase (decrease)	15,608	-	$ 214,587	$ -
Class C
Shares sold	40,485	-	$ 587,508	$ -
Reinvestment of distributions	415	-	5,988	-
Shares redeemed	(4,253)	-	(70,917)	-
Net increase (decrease)	36,647	-	$ 522,579	$ -
Convertible Securities
Shares sold	15,173,844	47,041,632	$ 218,986,744	$ 1,227,244,254
Reinvestment of distributions	4,101,191	5,508,343	56,373,483	144,171,892
Shares redeemed	(23,528,491)	(47,983,510)	(328,231,680)	(1,059,198,942)
Net increase (decrease)	(4,253,456)	4,566,465	$ (52,871,453)	$ 312,217,204
Institutional Class
Shares sold	67,565	-	$ 1,000,408	$ -
Reinvestment of distributions	369	-	5,324	-
Net increase (decrease)	67,934	-	$ 1,005,732	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period February 19, 2009 (commencement of sale of shares) to May 31, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Management & Research
Company (Hong Kong) Limited

Fidelity Management & Research
Company (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ACVSI-USAN-0709
1.884061.100

Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Equity-Income II	.78%
Actual		$ 1,000.00	$ 1,031.10	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,021.04	$ 3.93
Class K	.56%
Actual		$ 1,000.00	$ 1,033.00	$ 2.84
Hypothetical A		$ 1,000.00	$ 1,022.14	$ 2.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	3.5
AT&T, Inc.	3.8	1.5
Wells Fargo & Co.	3.5	3.5
Exxon Mobil Corp.	3.4	6.3
Chevron Corp.	3.3	6.0
Bank of America Corp.	2.6	1.4
ConocoPhillips	2.0	2.2
Verizon Communications, Inc.	1.9	2.0
Pfizer, Inc.	1.8	0.0
Toll Brothers, Inc.	1.7	1.7
	28.3
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	32.4
Energy	17.3	17.7
Consumer Discretionary	14.1	4.5
Industrials	8.9	13.2
Health Care	8.6	10.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 97.5%		Stocks 99.6%
	Convertible Securities 1.8%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.4%	** Foreign investments	2.9%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.4%
Gentex Corp.	565,800	$ 6,671
Johnson Controls, Inc.	1,450,000	28,899
Magna International, Inc. Class A	223,600	7,414
The Goodyear Tire & Rubber Co. (a)	2,228,400	25,515
		68,499
Automobiles - 0.5%
Fiat SpA (a)	943,300	10,132
Harley-Davidson, Inc. (d)	807,558	13,704
		23,836
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,793,200	26,181
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. (a)	1,379,200	19,847
Household Durables - 3.1%
Black & Decker Corp.	314,029	10,071
Lennar Corp. Class A	334,900	3,185
Newell Rubbermaid, Inc.	1,684,800	19,392
The Stanley Works	279,800	9,989
Toll Brothers, Inc. (a)	4,600,000	85,468
Whirlpool Corp.	529,300	22,305
		150,410
Media - 2.9%
Belo Corp. Series A	912,073	1,642
Comcast Corp. Class A	2,378,600	32,753
DreamWorks Animation SKG, Inc. Class A (a)	64,018	1,784
Informa PLC	249,480	982
Interpublic Group of Companies, Inc. (a)	901,400	4,723
Liberty Global, Inc. Class A (a)	405,734	5,607
Scripps Networks Interactive, Inc. Class A	501,756	13,919
The Walt Disney Co.	1,001,800	24,264
Time Warner, Inc.	1,615,617	37,838
Viacom, Inc. Class B (non-vtg.) (a)	441,100	9,779
Virgin Media, Inc.	912,900	7,942
		141,233
Multiline Retail - 2.0%
JCPenney Co., Inc.	143,500	3,744
Kohl's Corp. (a)	1,036,071	44,002
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	837,319	$ 9,780
Target Corp.	985,900	38,746
		96,272
Specialty Retail - 3.0%
Home Depot, Inc.	2,770,900	64,174
Lowe's Companies, Inc.	919,100	17,472
OfficeMax, Inc.	237,000	1,955
RadioShack Corp.	355,800	4,782
Staples, Inc.	1,783,700	36,477
Tiffany & Co., Inc.	565,400	16,040
Williams-Sonoma, Inc.	665,300	8,609
		149,509
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	523,482	2,356
TOTAL CONSUMER DISCRETIONARY		678,143
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Carlsberg AS Series B (d)	511,788	32,680
The Coca-Cola Co.	663,100	32,598
		65,278
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	474,800	14,149
Wal-Mart Stores, Inc.	672,000	33,425
Walgreen Co.	303,900	9,053
Winn-Dixie Stores, Inc. (a)	433,600	6,617
		63,244
Food Products - 0.9%
Nestle SA (Reg.)	666,265	24,263
Tyson Foods, Inc. Class A	1,464,769	19,511
		43,774
Household Products - 1.0%
Kimberly-Clark Corp.	458,700	23,802
Procter & Gamble Co.	527,800	27,414
		51,216
Personal Products - 0.5%
Avon Products, Inc.	839,804	22,305
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Philip Morris International, Inc.	1,048,059	$ 44,689
TOTAL CONSUMER STAPLES		290,506
ENERGY - 17.3%
Energy Equipment & Services - 3.1%
BJ Services Co.	388,100	6,070
Halliburton Co.	804,100	18,438
Nabors Industries Ltd. (a)	921,600	16,478
Noble Corp.	1,362,200	46,819
Pride International, Inc. (a)	401,529	9,725
Schlumberger Ltd. (NY Shares)	945,300	54,100
		151,630
Oil, Gas & Consumable Fuels - 14.2%
Anadarko Petroleum Corp.	175,898	8,404
Apache Corp.	396,100	33,375
Chesapeake Energy Corp.	219,300	4,969
Chevron Corp.	2,422,200	161,488
ConocoPhillips	2,177,100	99,798
CONSOL Energy, Inc.	222,500	9,158
Devon Energy Corp.	142,786	9,030
El Paso Corp.	194,651	1,898
EOG Resources, Inc.	482,486	35,313
Exxon Mobil Corp.	2,426,400	168,271
Hess Corp.	308,767	20,561
Marathon Oil Corp.	527,045	16,802
Occidental Petroleum Corp.	645,795	43,339
Peabody Energy Corp.	213,300	7,248
Royal Dutch Shell PLC:
Class A sponsored ADR	1,014,700	54,702
Class B ADR	235,100	12,832
Williams Companies, Inc.	770,100	12,922
		700,110
TOTAL ENERGY		851,740
FINANCIALS - 22.9%
Capital Markets - 6.2%
Bank of New York Mellon Corp.	2,530,824	70,306
Credit Suisse Group sponsored ADR	672,900	30,166
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	581,000	$ 83,995
Morgan Stanley	2,642,899	80,133
State Street Corp.	357,900	16,624
T. Rowe Price Group, Inc.	161,600	6,556
UBS AG (NY Shares)	1,091,300	16,402
		304,182
Commercial Banks - 6.4%
Associated Banc-Corp.	772,100	11,172
Comerica, Inc.	334,800	7,258
Huntington Bancshares, Inc.	385,900	1,513
KeyCorp	1,455,374	7,277
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,591,900	22,773
PNC Financial Services Group, Inc.	1,376,500	62,700
U.S. Bancorp, Delaware	1,588,900	30,507
Wells Fargo & Co.	6,663,000	169,907
		313,107
Consumer Finance - 0.4%
Capital One Financial Corp.	507,100	12,394
SLM Corp. (a)	867,281	5,733
		18,127
Diversified Financial Services - 7.4%
Bank of America Corp.	11,373,473	128,179
CIT Group, Inc.	1,330,351	5,095
Citigroup, Inc. (d)	2,004,400	7,456
CME Group, Inc.	27,900	8,974
JPMorgan Chase & Co.	5,739,700	211,798
		361,502
Insurance - 1.9%
ACE Ltd.	680,000	29,913
Hartford Financial Services Group, Inc.	600,700	8,614
MBIA, Inc. (a)	300,630	1,939
MetLife, Inc.	326,200	10,275
Montpelier Re Holdings Ltd.	1,094,500	14,644
The Travelers Companies, Inc.	753,133	30,622
		96,007
Real Estate Investment Trusts - 0.4%
HCP, Inc.	572,600	13,301
Senior Housing Properties Trust (SBI)	472,882	7,921
		21,222
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (d)	868,560	$ 9,606
TOTAL FINANCIALS		1,123,753
HEALTH CARE - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	606,900	30,309
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	1,329,105	12,494
Covidien Ltd.	544,000	19,432
		31,926
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	159,300	6,730
Pharmaceuticals - 6.9%
Abbott Laboratories	318,600	14,356
Bristol-Myers Squibb Co.	1,046,046	20,837
Johnson & Johnson	961,700	53,047
Merck & Co., Inc.	1,530,600	42,214
Pfizer, Inc.	5,891,200	89,487
Schering-Plough Corp.	1,404,600	34,272
Wyeth	1,901,800	85,315
		339,528
TOTAL HEALTH CARE		408,493
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	167,083	9,507
Honeywell International, Inc.	1,645,700	54,571
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	10,406
The Boeing Co.	514,717	23,085
United Technologies Corp.	831,728	43,757
		141,326
Building Products - 0.3%
Masco Corp.	1,254,600	12,998
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	399,500	11,010
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	146,500	4,496
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.9%
General Electric Co.	4,663,100	$ 62,859
Rheinmetall AG	287,642	11,980
Siemens AG sponsored ADR	514,300	37,770
Textron, Inc.	1,326,600	15,256
Tyco International Ltd.	621,400	17,157
		145,022
Machinery - 1.9%
Briggs & Stratton Corp.	208,902	3,175
Caterpillar, Inc.	147,200	5,220
Cummins, Inc.	412,900	13,390
Danaher Corp.	292,400	17,646
Eaton Corp.	382,200	16,626
Illinois Tool Works, Inc.	288,772	9,324
Ingersoll-Rand Co. Ltd. Class A	585,553	11,846
Kennametal, Inc.	445,800	8,417
SPX Corp.	107,600	4,940
Vallourec SA	39,900	5,043
		95,627
Professional Services - 0.1%
Equifax, Inc.	179,509	4,886
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	88,500	6,411
Union Pacific Corp.	265,200	13,066
		19,477
TOTAL INDUSTRIALS		434,842
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,230,400	41,262
Motorola, Inc.	2,080,892	12,610
		53,872
Computers & Peripherals - 1.5%
Dell, Inc. (a)	479,800	5,556
Hewlett-Packard Co.	1,173,355	40,305
International Business Machines Corp.	243,300	25,858
		71,719
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	237,538	5,746
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	475,100	$ 10,932
Tyco Electronics Ltd.	1,152,971	20,027
		36,705
IT Services - 0.3%
MoneyGram International, Inc. (a)	340,342	562
The Western Union Co.	758,764	13,377
		13,939
Office Electronics - 0.1%
Xerox Corp.	1,005,780	6,839
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	868,993	21,212
Applied Materials, Inc.	3,100,000	34,906
Intel Corp.	3,490,800	54,875
Micron Technology, Inc. (a)	1,472,300	7,450
National Semiconductor Corp.	1,678,202	23,293
		141,736
Software - 1.6%
Microsoft Corp.	1,494,254	31,215
Oracle Corp.	1,600,000	31,344
Symantec Corp. (a)	1,029,833	16,055
		78,614
TOTAL INFORMATION TECHNOLOGY		403,424
MATERIALS - 1.5%
Chemicals - 0.7%
Dow Chemical Co.	414,932	7,336
E.I. du Pont de Nemours & Co.	782,009	22,264
H.B. Fuller Co.	370,276	6,302
		35,902
Metals & Mining - 0.8%
Alcoa, Inc.	1,207,232	11,131
Commercial Metals Co.	496,300	8,422
Freeport-McMoRan Copper & Gold, Inc. Class B	128,200	6,978
Nucor Corp.	249,600	10,960
		37,491
TOTAL MATERIALS		73,393
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	7,590,700	$ 188,173
Qwest Communications International, Inc. (d)	8,350,400	36,408
Verizon Communications, Inc.	3,165,600	92,625
		317,206
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,645,347	18,774
Vodafone Group PLC sponsored ADR	814,900	15,336
		34,110
TOTAL TELECOMMUNICATION SERVICES		351,316
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	1,054,100	26,353
Entergy Corp.	400,500	29,885
Exelon Corp.	574,401	27,577
		83,815
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,279,900	22,776
Multi-Utilities - 1.4%
Public Service Enterprise Group, Inc.	1,334,900	42,543
Wisconsin Energy Corp.	678,500	26,774
		69,317
TOTAL UTILITIES		175,908
TOTAL COMMON STOCKS (Cost $4,775,454)		4,791,518
Convertible Preferred Stocks - 1.1%

FINANCIALS - 0.5%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	4,826
Diversified Financial Services - 0.3%
Citigroup, Inc. Series T, 6.50%	370,400	14,422
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	466,700	$ 4,154
TOTAL FINANCIALS		23,402
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	76,000	16,591
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	16,062
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $71,416)		56,055
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 3,430	6,353
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,260	1,642
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (e)	2,250	2,503
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,450	2,208
TOTAL CONSUMER DISCRETIONARY		12,706
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
Sunpower Corp. 4.75% 4/15/14	1,350	1,678
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,840	2,043
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	2,005	2,034
TOTAL INDUSTRIALS		5,755
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	$ 1,820	$ 2,136
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	3,210	5,104
ArcelorMittal SA 5% 5/15/14	2,570	3,254
United States Steel Corp. 4% 5/15/14	4,290	5,352
		13,710
TOTAL CONVERTIBLE BONDS (Cost $25,475)		34,307
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	16,390,608	16,391
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	62,371,167	62,371
TOTAL MONEY MARKET FUNDS (Cost $78,762)		78,762
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,951,107)		4,960,642
NET OTHER ASSETS - (0.9)%		(45,479)
NET ASSETS - 100%		$ 4,915,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,503,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 123
Fidelity Securities Lending Cash Central Fund	1,076
Total	$ 1,199
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,960,642	$ 4,778,470	$ 182,172	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Switzerland	3.4%
United Kingdom	1.7%
Bermuda	1.3%
Germany	1.1%
Netherlands Antilles	1.1%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $1,317,781,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $388,181,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,972) - See accompanying schedule: Unaffiliated issuers (cost $4,872,345)	$ 4,881,880
Fidelity Central Funds (cost $78,762)	78,762
Total Investments (cost $4,951,107)		$ 4,960,642
Receivable for investments sold		8,856
Receivable for fund shares sold		1,404
Dividends receivable		13,934
Interest receivable		144
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		39
Other receivables		251
Total assets		4,985,697

Liabilities
Payable for investments purchased	$ 1,665
Payable for fund shares redeemed	3,258
Accrued management fee	1,875
Other affiliated payables	1,108
Other payables and accrued expenses	257
Collateral on securities loaned, at value	62,371
Total liabilities		70,534

Net Assets		$ 4,915,163
Net Assets consist of:
Paid in capital		$ 7,554,414
Undistributed net investment income		9,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,658,462)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,536
Net Assets		$ 4,915,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($4,724,928 ÷ 348,634 shares)	$ 13.55

Class K: Net Asset Value, offering price and redemption price per share ($190,235 ÷ 14,034 shares)	$ 13.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 74,344
Interest		147
Income from Fidelity Central Funds		1,199
Total income		75,690

Expenses
Management fee	$ 10,772
Transfer agent fees	6,182
Accounting and security lending fees	582
Custodian fees and expenses	51
Independent trustees' compensation	18
Registration fees	38
Audit	44
Legal	14
Interest	3
Miscellaneous	62
Total expenses before reductions	17,766
Expense reductions	(36)	17,730
Net investment income (loss)		57,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(844,448)
Foreign currency transactions	30
Total net realized gain (loss)		(844,418)
Change in net unrealized appreciation (depreciation) on: Investment securities	875,269
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		875,270
Net gain (loss)		30,852
Net increase (decrease) in net assets resulting from operations		$ 88,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,960	$ 143,404
Net realized gain (loss)	(844,418)	(1,804,306)
Change in net unrealized appreciation (depreciation)	875,270	(2,333,977)
Net increase (decrease) in net assets resulting from operations	88,812	(3,994,879)
Distributions to shareholders from net investment income	(64,949)	(154,072)
Distributions to shareholders from net realized gain	-	(530,265)
Total distributions	(64,949)	(684,337)
Share transactions - net increase (decrease)	(474,812)	(484,222)
Total increase (decrease) in net assets	(450,949)	(5,163,438)

Net Assets
Beginning of period	5,366,112	10,529,550
End of period (including undistributed net investment income of $9,675 and undistributed net investment income of $16,664, respectively)	$ 4,915,163	$ 5,366,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90	$ 21.52
Income from Investment Operations
Net investment income (loss) D	.15	.33	.33	.35	.35	.35 G
Net realized and unrealized gain (loss)	.25	(9.72)	1.29	2.44	1.36	2.49
Total from investment operations	.40	(9.39)	1.62	2.79	1.71	2.84
Distributions from net investment income	(.17)	(.36)	(.38)	(.33)	(.41)	(.29)
Distributions from net realized gain	-	(1.22)	(2.07)	(1.91)	(.63)	(.17)
Total distributions	(.17)	(1.58)	(2.45)	(2.24)	(1.04)	(.46)
Net asset value, end of period	$ 13.55	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90
Total Return B, C	3.11%	(41.13)%	6.90%	12.28%	7.41%	13.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.67%	.65%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.78% A	.67%	.65%	.67%	.68%	.68%
Expenses net of all reductions	.78% A	.67%	.65%	.66%	.62%	.64%
Net investment income (loss)	2.50% A	1.70%	1.34%	1.50%	1.49%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 4,725	$ 5,212	$ 10,530	$ 11,635	$ 12,248	$ 12,632
Portfolio turnover rate F	125% A	76%	47%	160%	143%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.16	.17
Net realized and unrealized gain (loss)	.26	(8.08)
Total from investment operations	.42	(7.91)
Distributions from net investment income	(.18)	(.19)
Net asset value, end of period	$ 13.56	$ 13.32
Total Return B, C	3.30%	(37.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.54% A
Expenses net of fee waivers, if any	.56% A	.54% A
Expenses net of all reductions	.56% A	.54% A
Net investment income (loss)	2.72% A	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 154
Portfolio turnover rate F	125% A	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Equity-Income II and Class K to eligible shareholders of Equity-Income II. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 564,074
Unrealized depreciation	(614,521)
Net unrealized appreciation (depreciation)	$ (50,447)
Cost for federal income tax purposes	$ 5,011,089

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,894,028 and $3,386,131, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income II	$ 6,131.28
Class K	51.06
	$ 6,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,565.32%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,076.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income II's operating expenses. During the period, this reimbursement reduced the class' expenses by $1.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008 A
From net investment income
Equity-Income II	$ 62,657	$ 153,404
Class K	2,292	668
Total	$ 64,949	$ 154,072
From net realized gain
Equity-Income II	$ -	$ 530,265

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Equity-Income II
Shares sold	13,016	36,424	$ 154,378	$ 723,646
Conversion to Class K	(1,316)	(11,240)	(16,026)	(186,499)
Reinvestment of distributions	4,781	29,836	59,539	653,499
Shares redeemed	(59,241)	(97,158)	(707,930)	(1,866,146)
Net increase (decrease)	(42,760)	(42,138)	$ (510,039)	$ (675,500)
Class K
Shares sold	3,768	731	$ 47,168	$ 10,900
Conversion from Equity-Income II	1,315	11,236	16,026	186,499
Reinvestment of distributions	185	41	2,292	668
Shares redeemed	(2,778)	(464)	(30,259)	(6,789)
Net increase (decrease)	2,490	11,544	$ 35,227	$ 191,278

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EII-USAN-0709
1.786811.106

Fidelity®

Equity-Income II

Fund -
Class K

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Equity-Income II	.78%
Actual		$ 1,000.00	$ 1,031.10	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,021.04	$ 3.93
Class K	.56%
Actual		$ 1,000.00	$ 1,033.00	$ 2.84
Hypothetical A		$ 1,000.00	$ 1,022.14	$ 2.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.3	3.5
AT&T, Inc.	3.8	1.5
Wells Fargo & Co.	3.5	3.5
Exxon Mobil Corp.	3.4	6.3
Chevron Corp.	3.3	6.0
Bank of America Corp.	2.6	1.4
ConocoPhillips	2.0	2.2
Verizon Communications, Inc.	1.9	2.0
Pfizer, Inc.	1.8	0.0
Toll Brothers, Inc.	1.7	1.7
	28.3
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	32.4
Energy	17.3	17.7
Consumer Discretionary	14.1	4.5
Industrials	8.9	13.2
Health Care	8.6	10.6
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 97.5%		Stocks 99.6%
	Convertible Securities 1.8%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.4%	** Foreign investments	2.9%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.4%
Gentex Corp.	565,800	$ 6,671
Johnson Controls, Inc.	1,450,000	28,899
Magna International, Inc. Class A	223,600	7,414
The Goodyear Tire & Rubber Co. (a)	2,228,400	25,515
		68,499
Automobiles - 0.5%
Fiat SpA (a)	943,300	10,132
Harley-Davidson, Inc. (d)	807,558	13,704
		23,836
Diversified Consumer Services - 0.5%
H&R Block, Inc.	1,793,200	26,181
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp. (a)	1,379,200	19,847
Household Durables - 3.1%
Black & Decker Corp.	314,029	10,071
Lennar Corp. Class A	334,900	3,185
Newell Rubbermaid, Inc.	1,684,800	19,392
The Stanley Works	279,800	9,989
Toll Brothers, Inc. (a)	4,600,000	85,468
Whirlpool Corp.	529,300	22,305
		150,410
Media - 2.9%
Belo Corp. Series A	912,073	1,642
Comcast Corp. Class A	2,378,600	32,753
DreamWorks Animation SKG, Inc. Class A (a)	64,018	1,784
Informa PLC	249,480	982
Interpublic Group of Companies, Inc. (a)	901,400	4,723
Liberty Global, Inc. Class A (a)	405,734	5,607
Scripps Networks Interactive, Inc. Class A	501,756	13,919
The Walt Disney Co.	1,001,800	24,264
Time Warner, Inc.	1,615,617	37,838
Viacom, Inc. Class B (non-vtg.) (a)	441,100	9,779
Virgin Media, Inc.	912,900	7,942
		141,233
Multiline Retail - 2.0%
JCPenney Co., Inc.	143,500	3,744
Kohl's Corp. (a)	1,036,071	44,002
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Macy's, Inc.	837,319	$ 9,780
Target Corp.	985,900	38,746
		96,272
Specialty Retail - 3.0%
Home Depot, Inc.	2,770,900	64,174
Lowe's Companies, Inc.	919,100	17,472
OfficeMax, Inc.	237,000	1,955
RadioShack Corp.	355,800	4,782
Staples, Inc.	1,783,700	36,477
Tiffany & Co., Inc.	565,400	16,040
Williams-Sonoma, Inc.	665,300	8,609
		149,509
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	523,482	2,356
TOTAL CONSUMER DISCRETIONARY		678,143
CONSUMER STAPLES - 5.9%
Beverages - 1.3%
Carlsberg AS Series B (d)	511,788	32,680
The Coca-Cola Co.	663,100	32,598
		65,278
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	474,800	14,149
Wal-Mart Stores, Inc.	672,000	33,425
Walgreen Co.	303,900	9,053
Winn-Dixie Stores, Inc. (a)	433,600	6,617
		63,244
Food Products - 0.9%
Nestle SA (Reg.)	666,265	24,263
Tyson Foods, Inc. Class A	1,464,769	19,511
		43,774
Household Products - 1.0%
Kimberly-Clark Corp.	458,700	23,802
Procter & Gamble Co.	527,800	27,414
		51,216
Personal Products - 0.5%
Avon Products, Inc.	839,804	22,305
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Philip Morris International, Inc.	1,048,059	$ 44,689
TOTAL CONSUMER STAPLES		290,506
ENERGY - 17.3%
Energy Equipment & Services - 3.1%
BJ Services Co.	388,100	6,070
Halliburton Co.	804,100	18,438
Nabors Industries Ltd. (a)	921,600	16,478
Noble Corp.	1,362,200	46,819
Pride International, Inc. (a)	401,529	9,725
Schlumberger Ltd. (NY Shares)	945,300	54,100
		151,630
Oil, Gas & Consumable Fuels - 14.2%
Anadarko Petroleum Corp.	175,898	8,404
Apache Corp.	396,100	33,375
Chesapeake Energy Corp.	219,300	4,969
Chevron Corp.	2,422,200	161,488
ConocoPhillips	2,177,100	99,798
CONSOL Energy, Inc.	222,500	9,158
Devon Energy Corp.	142,786	9,030
El Paso Corp.	194,651	1,898
EOG Resources, Inc.	482,486	35,313
Exxon Mobil Corp.	2,426,400	168,271
Hess Corp.	308,767	20,561
Marathon Oil Corp.	527,045	16,802
Occidental Petroleum Corp.	645,795	43,339
Peabody Energy Corp.	213,300	7,248
Royal Dutch Shell PLC:
Class A sponsored ADR	1,014,700	54,702
Class B ADR	235,100	12,832
Williams Companies, Inc.	770,100	12,922
		700,110
TOTAL ENERGY		851,740
FINANCIALS - 22.9%
Capital Markets - 6.2%
Bank of New York Mellon Corp.	2,530,824	70,306
Credit Suisse Group sponsored ADR	672,900	30,166
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	581,000	$ 83,995
Morgan Stanley	2,642,899	80,133
State Street Corp.	357,900	16,624
T. Rowe Price Group, Inc.	161,600	6,556
UBS AG (NY Shares)	1,091,300	16,402
		304,182
Commercial Banks - 6.4%
Associated Banc-Corp.	772,100	11,172
Comerica, Inc.	334,800	7,258
Huntington Bancshares, Inc.	385,900	1,513
KeyCorp	1,455,374	7,277
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,591,900	22,773
PNC Financial Services Group, Inc.	1,376,500	62,700
U.S. Bancorp, Delaware	1,588,900	30,507
Wells Fargo & Co.	6,663,000	169,907
		313,107
Consumer Finance - 0.4%
Capital One Financial Corp.	507,100	12,394
SLM Corp. (a)	867,281	5,733
		18,127
Diversified Financial Services - 7.4%
Bank of America Corp.	11,373,473	128,179
CIT Group, Inc.	1,330,351	5,095
Citigroup, Inc. (d)	2,004,400	7,456
CME Group, Inc.	27,900	8,974
JPMorgan Chase & Co.	5,739,700	211,798
		361,502
Insurance - 1.9%
ACE Ltd.	680,000	29,913
Hartford Financial Services Group, Inc.	600,700	8,614
MBIA, Inc. (a)	300,630	1,939
MetLife, Inc.	326,200	10,275
Montpelier Re Holdings Ltd.	1,094,500	14,644
The Travelers Companies, Inc.	753,133	30,622
		96,007
Real Estate Investment Trusts - 0.4%
HCP, Inc.	572,600	13,301
Senior Housing Properties Trust (SBI)	472,882	7,921
		21,222
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (d)	868,560	$ 9,606
TOTAL FINANCIALS		1,123,753
HEALTH CARE - 8.3%
Biotechnology - 0.6%
Amgen, Inc. (a)	606,900	30,309
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	1,329,105	12,494
Covidien Ltd.	544,000	19,432
		31,926
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	159,300	6,730
Pharmaceuticals - 6.9%
Abbott Laboratories	318,600	14,356
Bristol-Myers Squibb Co.	1,046,046	20,837
Johnson & Johnson	961,700	53,047
Merck & Co., Inc.	1,530,600	42,214
Pfizer, Inc.	5,891,200	89,487
Schering-Plough Corp.	1,404,600	34,272
Wyeth	1,901,800	85,315
		339,528
TOTAL HEALTH CARE		408,493
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.9%
General Dynamics Corp.	167,083	9,507
Honeywell International, Inc.	1,645,700	54,571
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	10,406
The Boeing Co.	514,717	23,085
United Technologies Corp.	831,728	43,757
		141,326
Building Products - 0.3%
Masco Corp.	1,254,600	12,998
Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	399,500	11,010
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	146,500	4,496
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.9%
General Electric Co.	4,663,100	$ 62,859
Rheinmetall AG	287,642	11,980
Siemens AG sponsored ADR	514,300	37,770
Textron, Inc.	1,326,600	15,256
Tyco International Ltd.	621,400	17,157
		145,022
Machinery - 1.9%
Briggs & Stratton Corp.	208,902	3,175
Caterpillar, Inc.	147,200	5,220
Cummins, Inc.	412,900	13,390
Danaher Corp.	292,400	17,646
Eaton Corp.	382,200	16,626
Illinois Tool Works, Inc.	288,772	9,324
Ingersoll-Rand Co. Ltd. Class A	585,553	11,846
Kennametal, Inc.	445,800	8,417
SPX Corp.	107,600	4,940
Vallourec SA	39,900	5,043
		95,627
Professional Services - 0.1%
Equifax, Inc.	179,509	4,886
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	88,500	6,411
Union Pacific Corp.	265,200	13,066
		19,477
TOTAL INDUSTRIALS		434,842
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	2,230,400	41,262
Motorola, Inc.	2,080,892	12,610
		53,872
Computers & Peripherals - 1.5%
Dell, Inc. (a)	479,800	5,556
Hewlett-Packard Co.	1,173,355	40,305
International Business Machines Corp.	243,300	25,858
		71,719
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	237,538	5,746
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	475,100	$ 10,932
Tyco Electronics Ltd.	1,152,971	20,027
		36,705
IT Services - 0.3%
MoneyGram International, Inc. (a)	340,342	562
The Western Union Co.	758,764	13,377
		13,939
Office Electronics - 0.1%
Xerox Corp.	1,005,780	6,839
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	868,993	21,212
Applied Materials, Inc.	3,100,000	34,906
Intel Corp.	3,490,800	54,875
Micron Technology, Inc. (a)	1,472,300	7,450
National Semiconductor Corp.	1,678,202	23,293
		141,736
Software - 1.6%
Microsoft Corp.	1,494,254	31,215
Oracle Corp.	1,600,000	31,344
Symantec Corp. (a)	1,029,833	16,055
		78,614
TOTAL INFORMATION TECHNOLOGY		403,424
MATERIALS - 1.5%
Chemicals - 0.7%
Dow Chemical Co.	414,932	7,336
E.I. du Pont de Nemours & Co.	782,009	22,264
H.B. Fuller Co.	370,276	6,302
		35,902
Metals & Mining - 0.8%
Alcoa, Inc.	1,207,232	11,131
Commercial Metals Co.	496,300	8,422
Freeport-McMoRan Copper & Gold, Inc. Class B	128,200	6,978
Nucor Corp.	249,600	10,960
		37,491
TOTAL MATERIALS		73,393
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	7,590,700	$ 188,173
Qwest Communications International, Inc. (d)	8,350,400	36,408
Verizon Communications, Inc.	3,165,600	92,625
		317,206
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. (a)	3,645,347	18,774
Vodafone Group PLC sponsored ADR	814,900	15,336
		34,110
TOTAL TELECOMMUNICATION SERVICES		351,316
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allegheny Energy, Inc.	1,054,100	26,353
Entergy Corp.	400,500	29,885
Exelon Corp.	574,401	27,577
		83,815
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,279,900	22,776
Multi-Utilities - 1.4%
Public Service Enterprise Group, Inc.	1,334,900	42,543
Wisconsin Energy Corp.	678,500	26,774
		69,317
TOTAL UTILITIES		175,908
TOTAL COMMON STOCKS (Cost $4,775,454)		4,791,518
Convertible Preferred Stocks - 1.1%

FINANCIALS - 0.5%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	7,600	4,826
Diversified Financial Services - 0.3%
Citigroup, Inc. Series T, 6.50%	370,400	14,422
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	466,700	$ 4,154
TOTAL FINANCIALS		23,402
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Schering-Plough Corp. 6.00%	76,000	16,591
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	190,100	16,062
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $71,416)		56,055
Convertible Bonds - 0.7%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Johnson Controls, Inc. 6.5% 9/30/12	$ 3,430	6,353
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	1,260	1,642
Hotels, Restaurants & Leisure - 0.1%
International Game Technology 3.25% 5/1/14 (e)	2,250	2,503
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	1,450	2,208
TOTAL CONSUMER DISCRETIONARY		12,706
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
Sunpower Corp. 4.75% 4/15/14	1,350	1,678
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,840	2,043
Road & Rail - 0.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	2,005	2,034
TOTAL INDUSTRIALS		5,755
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	$ 1,820	$ 2,136
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	3,210	5,104
ArcelorMittal SA 5% 5/15/14	2,570	3,254
United States Steel Corp. 4% 5/15/14	4,290	5,352
		13,710
TOTAL CONVERTIBLE BONDS (Cost $25,475)		34,307
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	16,390,608	16,391
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	62,371,167	62,371
TOTAL MONEY MARKET FUNDS (Cost $78,762)		78,762
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,951,107)		4,960,642
NET OTHER ASSETS - (0.9)%		(45,479)
NET ASSETS - 100%		$ 4,915,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,503,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 123
Fidelity Securities Lending Cash Central Fund	1,076
Total	$ 1,199
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,960,642	$ 4,778,470	$ 182,172	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.6%
Switzerland	3.4%
United Kingdom	1.7%
Bermuda	1.3%
Germany	1.1%
Netherlands Antilles	1.1%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $1,317,781,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $388,181,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $60,972) - See accompanying schedule: Unaffiliated issuers (cost $4,872,345)	$ 4,881,880
Fidelity Central Funds (cost $78,762)	78,762
Total Investments (cost $4,951,107)		$ 4,960,642
Receivable for investments sold		8,856
Receivable for fund shares sold		1,404
Dividends receivable		13,934
Interest receivable		144
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		39
Other receivables		251
Total assets		4,985,697

Liabilities
Payable for investments purchased	$ 1,665
Payable for fund shares redeemed	3,258
Accrued management fee	1,875
Other affiliated payables	1,108
Other payables and accrued expenses	257
Collateral on securities loaned, at value	62,371
Total liabilities		70,534

Net Assets		$ 4,915,163
Net Assets consist of:
Paid in capital		$ 7,554,414
Undistributed net investment income		9,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,658,462)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,536
Net Assets		$ 4,915,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Equity-Income II: Net Asset Value, offering price and redemption price per share ($4,724,928 ÷ 348,634 shares)	$ 13.55

Class K: Net Asset Value, offering price and redemption price per share ($190,235 ÷ 14,034 shares)	$ 13.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 74,344
Interest		147
Income from Fidelity Central Funds		1,199
Total income		75,690

Expenses
Management fee	$ 10,772
Transfer agent fees	6,182
Accounting and security lending fees	582
Custodian fees and expenses	51
Independent trustees' compensation	18
Registration fees	38
Audit	44
Legal	14
Interest	3
Miscellaneous	62
Total expenses before reductions	17,766
Expense reductions	(36)	17,730
Net investment income (loss)		57,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(844,448)
Foreign currency transactions	30
Total net realized gain (loss)		(844,418)
Change in net unrealized appreciation (depreciation) on: Investment securities	875,269
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		875,270
Net gain (loss)		30,852
Net increase (decrease) in net assets resulting from operations		$ 88,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,960	$ 143,404
Net realized gain (loss)	(844,418)	(1,804,306)
Change in net unrealized appreciation (depreciation)	875,270	(2,333,977)
Net increase (decrease) in net assets resulting from operations	88,812	(3,994,879)
Distributions to shareholders from net investment income	(64,949)	(154,072)
Distributions to shareholders from net realized gain	-	(530,265)
Total distributions	(64,949)	(684,337)
Share transactions - net increase (decrease)	(474,812)	(484,222)
Total increase (decrease) in net assets	(450,949)	(5,163,438)

Net Assets
Beginning of period	5,366,112	10,529,550
End of period (including undistributed net investment income of $9,675 and undistributed net investment income of $16,664, respectively)	$ 4,915,163	$ 5,366,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income II

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90	$ 21.52
Income from Investment Operations
Net investment income (loss) D	.15	.33	.33	.35	.35	.35 G
Net realized and unrealized gain (loss)	.25	(9.72)	1.29	2.44	1.36	2.49
Total from investment operations	.40	(9.39)	1.62	2.79	1.71	2.84
Distributions from net investment income	(.17)	(.36)	(.38)	(.33)	(.41)	(.29)
Distributions from net realized gain	-	(1.22)	(2.07)	(1.91)	(.63)	(.17)
Total distributions	(.17)	(1.58)	(2.45)	(2.24)	(1.04)	(.46)
Net asset value, end of period	$ 13.55	$ 13.32	$ 24.29	$ 25.12	$ 24.57	$ 23.90
Total Return B, C	3.11%	(41.13)%	6.90%	12.28%	7.41%	13.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.67%	.65%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.78% A	.67%	.65%	.67%	.68%	.68%
Expenses net of all reductions	.78% A	.67%	.65%	.66%	.62%	.64%
Net investment income (loss)	2.50% A	1.70%	1.34%	1.50%	1.49%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$ 4,725	$ 5,212	$ 10,530	$ 11,635	$ 12,248	$ 12,632
Portfolio turnover rate F	125% A	76%	47%	160%	143%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.06 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.16	.17
Net realized and unrealized gain (loss)	.26	(8.08)
Total from investment operations	.42	(7.91)
Distributions from net investment income	(.18)	(.19)
Net asset value, end of period	$ 13.56	$ 13.32
Total Return B, C	3.30%	(37.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	.54% A
Expenses net of fee waivers, if any	.56% A	.54% A
Expenses net of all reductions	.56% A	.54% A
Net investment income (loss)	2.72% A	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 190	$ 154
Portfolio turnover rate F	125% A	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Equity-Income II Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income II and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Equity-Income II and Class K to eligible shareholders of Equity-Income II. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 564,074
Unrealized depreciation	(614,521)
Net unrealized appreciation (depreciation)	$ (50,447)
Cost for federal income tax purposes	$ 5,011,089

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,894,028 and $3,386,131, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income II. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Equity-Income II	$ 6,131.28
Class K	51.06
	$ 6,182

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,565.32%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,076.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income II's operating expenses. During the period, this reimbursement reduced the class' expenses by $1.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008 A
From net investment income
Equity-Income II	$ 62,657	$ 153,404
Class K	2,292	668
Total	$ 64,949	$ 154,072
From net realized gain
Equity-Income II	$ -	$ 530,265

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Equity-Income II
Shares sold	13,016	36,424	$ 154,378	$ 723,646
Conversion to Class K	(1,316)	(11,240)	(16,026)	(186,499)
Reinvestment of distributions	4,781	29,836	59,539	653,499
Shares redeemed	(59,241)	(97,158)	(707,930)	(1,866,146)
Net increase (decrease)	(42,760)	(42,138)	$ (510,039)	$ (675,500)
Class K
Shares sold	3,768	731	$ 47,168	$ 10,900
Conversion from Equity-Income II	1,315	11,236	16,026	186,499
Reinvestment of distributions	185	41	2,292	668
Shares redeemed	(2,778)	(464)	(30,259)	(6,789)
Net increase (decrease)	2,490	11,544	$ 35,227	$ 191,278

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

EII-K-USAN-0709
1.863199.100

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Independence	.87%
Actual		$ 1,000.00	$ 1,126.10	$ 4.61
Hypothetical A		$ 1,000.00	$ 1,020.59	$ 4.38
Class K	.65%
Actual		$ 1,000.00	$ 1,127.60	$ 3.45
Hypothetical A		$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.6	1.3
JPMorgan Chase & Co.	3.7	1.1
PNC Financial Services Group, Inc.	3.3	0.5
Bank of America Corp.	3.2	1.0
Express Scripts, Inc.	2.8	1.2
Apple, Inc.	2.3	0.8
Deutsche Bank AG (NY Shares)	2.2	0.0
Transocean Ltd.	2.2	0.0
Morgan Stanley	2.1	0.4
Dow Chemical Co.	2.0	0.0
	28.4
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	10.7
Energy	13.5	20.7
Materials	13.0	10.0
Consumer Discretionary	12.4	6.3
Information Technology	10.5	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.9%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	19.1%	** Foreign investments	12.3%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
Autoliv, Inc.	800,000	$ 22,224
Magna International, Inc. Class A	150,000	4,973
The Goodyear Tire & Rubber Co. (a)	1,500,000	17,175
		44,372
Automobiles - 0.3%
Ford Motor Co. (a)	2,000,000	11,500
Hotels, Restaurants & Leisure - 0.5%
California Pizza Kitchen, Inc. (a)	450,000	6,278
Ctrip.com International Ltd. sponsored ADR	200,000	8,190
The Cheesecake Factory, Inc. (a)	250,000	4,278
		18,746
Household Durables - 0.7%
Gafisa SA sponsored ADR (d)	1,439,900	26,077
Internet & Catalog Retail - 2.4%
Amazon.com, Inc.	800,000	62,392
Priceline.com, Inc. (a)(d)	200,000	22,022
		84,414
Media - 1.3%
Comcast Corp. Class A (special) (non-vtg.)	400,000	5,200
The DIRECTV Group, Inc. (a)	1,800,000	40,500
		45,700
Multiline Retail - 1.6%
Target Corp.	1,500,000	58,950
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	700,000	21,077
American Eagle Outfitters, Inc.	1,000,000	14,810
Best Buy Co., Inc.	850,000	29,835
Gamestop Corp. Class A (a)	300,000	7,485
Lowe's Companies, Inc.	2,400,000	45,624
Staples, Inc.	1,000,000	20,450
TJX Companies, Inc.	600,000	17,706
		156,987
TOTAL CONSUMER DISCRETIONARY		446,746
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	800,000	$ 38,816
Wal-Mart Stores, Inc.	714,700	35,549
		74,365
Personal Products - 0.1%
Hengan International Group Co. Ltd.	1,000,000	4,567
TOTAL CONSUMER STAPLES		78,932
ENERGY - 13.5%
Energy Equipment & Services - 5.9%
Nabors Industries Ltd. (a)	300,000	5,364
National Oilwell Varco, Inc. (a)	300,000	11,586
Noble Corp.	1,000,000	34,370
Oceaneering International, Inc. (a)	200,000	10,284
Schlumberger Ltd. (NY Shares)	600,000	34,338
Transocean Ltd. (a)	1,000,000	79,480
Weatherford International Ltd. (a)	1,800,000	37,260
		212,682
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	300,000	8,265
Apache Corp.	175,000	14,746
Chesapeake Energy Corp.	2,010,400	45,556
China Shenhua Energy Co. Ltd. (H Shares)	6,085,000	20,559
Concho Resources, Inc. (a)	300,000	9,615
EOG Resources, Inc.	200,000	14,638
Hess Corp.	375,000	24,971
Occidental Petroleum Corp.	500,000	33,555
Petro-Canada	550,000	23,928
PT Bumi Resources Tbk	20,000,000	3,853
Range Resources Corp.	200,000	9,162
Southwestern Energy Co. (a)	1,100,000	47,817
Suncor Energy, Inc.	300,000	10,510
Ultra Petroleum Corp. (a)	133,079	6,026
		273,201
TOTAL ENERGY		485,883
FINANCIALS - 29.4%
Capital Markets - 7.8%
Deutsche Bank AG (NY Shares)	1,200,000	81,132
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	463,300	$ 66,979
Morgan Stanley	2,465,300	74,748
State Street Corp.	850,000	39,483
The Blackstone Group LP	1,700,000	18,615
		280,957
Commercial Banks - 8.9%
China Construction Bank Corp. (H Shares)	15,279,000	9,973
Industrial & Commercial Bank of China Ltd.	14,700,000	9,370
PNC Financial Services Group, Inc.	2,650,000	120,708
U.S. Bancorp, Delaware	737,300	14,156
Wells Fargo & Co.	6,500,000	165,745
		319,952
Consumer Finance - 0.1%
SLM Corp. (a)	600,000	3,966
Diversified Financial Services - 9.9%
Apollo Global Management LLC (a)(e)	1,703,400	5,962
Bank of America Corp.	10,139,081	114,267
BM&F BOVESPA SA	1,000,000	5,735
CME Group, Inc.	120,000	38,597
Hong Kong Exchange & Clearing Ltd.	1,000,000	15,626
IntercontinentalExchange, Inc. (a)	400,000	43,116
JPMorgan Chase & Co.	3,600,000	132,840
		356,143
Insurance - 2.6%
Hartford Financial Services Group, Inc.	1,100,000	15,774
Lincoln National Corp.	1,000,000	18,950
MBIA, Inc. (a)(d)	1,000,000	6,450
Principal Financial Group, Inc.	400,000	8,880
Prudential Financial, Inc.	400,000	15,964
XL Capital Ltd. Class A	2,800,000	28,336
		94,354
Real Estate Investment Trusts - 0.1%
Host Hotels & Resorts, Inc.	500,000	4,690
TOTAL FINANCIALS		1,060,062
HEALTH CARE - 10.4%
Biotechnology - 4.6%
Cephalon, Inc. (a)(d)	500,000	29,155
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	100,000	$ 5,914
Gilead Sciences, Inc. (a)	1,100,000	47,410
Myriad Genetics, Inc. (a)	1,100,000	39,776
United Therapeutics Corp. (a)	200,000	16,030
Vertex Pharmaceuticals, Inc. (a)	900,000	26,829
		165,114
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	350,000	12,502
Health Care Providers & Services - 4.3%
Express Scripts, Inc. (a)	1,600,000	102,480
Humana, Inc. (a)	800,000	25,064
Medco Health Solutions, Inc. (a)	600,000	27,534
		155,078
Health Care Technology - 0.5%
Cerner Corp. (a)(d)	300,000	17,487
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	400,000	14,684
Pharmaceuticals - 0.3%
Elan Corp. PLC sponsored ADR (a)	1,399,000	9,765
TOTAL HEALTH CARE		374,630
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(d)	450,000	12,564
Airlines - 3.1%
AMR Corp. (a)	2,500,000	11,125
Continental Airlines, Inc. Class B (a)	2,200,000	20,504
Delta Air Lines, Inc. (a)	11,796,875	68,540
UAL Corp. (a)(d)	2,250,000	10,485
		110,654
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	2,000,000	2,811
Electrical Equipment - 1.5%
Energy Conversion Devices, Inc. (a)(d)	405,711	6,982
First Solar, Inc. (a)(d)	260,000	49,400
		56,382
Industrial Conglomerates - 0.5%
Textron, Inc.	1,458,300	16,770
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
CSX Corp.	300,000	$ 9,528
Union Pacific Corp.	250,000	12,318
		21,846
TOTAL INDUSTRIALS		221,027
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,018,800	18,848
Juniper Networks, Inc. (a)	800,000	19,784
QUALCOMM, Inc.	1,100,000	47,949
Research In Motion Ltd. (a)	550,000	43,252
		129,833
Computers & Peripherals - 2.4%
Apple, Inc. (a)	614,200	83,415
HTC Corp.	250,000	4,074
		87,489
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	150,000	39,593
Equinix, Inc. (a)	300,000	22,320
Google, Inc. Class A (sub. vtg.) (a)	25,000	10,431
Mercadolibre, Inc. (a)(d)	900,000	19,476
NetEase.com, Inc. sponsored ADR (a)	300,000	10,374
Tencent Holdings Ltd.	1,500,000	16,847
		119,041
IT Services - 0.9%
Visa, Inc.	500,000	33,855
Software - 0.3%
BMC Software, Inc. (a)	300,000	10,230
TOTAL INFORMATION TECHNOLOGY		380,448
MATERIALS - 13.0%
Chemicals - 7.5%
Ashland, Inc.	800,000	21,440
CF Industries Holdings, Inc.	100,000	7,764
Dow Chemical Co.	4,000,000	70,720
E.I. du Pont de Nemours & Co.	900,000	25,623
FMC Corp.	800,000	43,480
Potash Corp. of Saskatchewan, Inc.	23,900	2,756
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	1,100,000	$ 16,412
Terra Industries, Inc.	1,700,000	47,243
The Mosaic Co.	647,700	35,429
		270,867
Containers & Packaging - 0.3%
Sealed Air Corp.	500,000	10,005
Metals & Mining - 5.2%
Agnico-Eagle Mines Ltd. (Canada)	526,400	32,540
Alcoa, Inc.	2,637,500	24,318
Barrick Gold Corp.	400,000	15,157
Freeport-McMoRan Copper & Gold, Inc. Class B	550,000	29,937
Goldcorp, Inc.	500,000	19,761
Impala Platinum Holdings Ltd.	920,800	22,337
Newmont Mining Corp.	449,000	21,943
United States Steel Corp.	634,800	21,634
		187,627
TOTAL MATERIALS		468,499
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
China Telecom Corp. Ltd. sponsored ADR	500,000	23,795
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	9,000,000	46,350
Vivo Participacoes SA sponsored ADR	900,000	18,153
		64,503
TOTAL TELECOMMUNICATION SERVICES		88,298
TOTAL COMMON STOCKS (Cost $3,222,609)		3,604,525
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	1,043,096	$ 1,043
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	64,499,450	64,499
TOTAL MONEY MARKET FUNDS (Cost $65,542)		65,542
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,288,151)		3,670,067
NET OTHER ASSETS - (1.7)%		(60,414)
NET ASSETS - 100%		$ 3,609,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,962,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 88
Fidelity Securities Lending Cash Central Fund	1,370
Total	$ 1,458
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,670,067	$ 3,582,387	$ 87,680	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.9%
Canada	4.5%
Switzerland	4.2%
China	3.8%
Germany	2.2%
Brazil	1.3%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $1,272,786,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $445,082,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,966) - See accompanying schedule: Unaffiliated issuers (cost $3,222,609)	$ 3,604,525
Fidelity Central Funds (cost $65,542)	65,542
Total Investments (cost $3,288,151)		$ 3,670,067
Foreign currency held at value (cost $68)		68
Receivable for investments sold		59,987
Receivable for fund shares sold		1,892
Dividends receivable		5,523
Distributions receivable from Fidelity Central Funds		620
Prepaid expenses		26
Other receivables		105
Total assets		3,738,288

Liabilities
Payable for investments purchased	$ 57,763
Payable for fund shares redeemed	3,514
Accrued management fee	1,914
Other affiliated payables	827
Other payables and accrued expenses	118
Collateral on securities loaned, at value	64,499
Total liabilities		128,635

Net Assets		$ 3,609,653
Net Assets consist of:
Paid in capital		$ 5,698,809
Undistributed net investment income		10,976
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,482,080)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		381,948
Net Assets		$ 3,609,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,473,155 ÷ 219,007 shares)	$ 15.86

Class K: Net Asset Value, offering price and redemption price per share ($136,498 ÷ 8,606 shares)	$ 15.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 29,187
Income from Fidelity Central Funds		1,458
Total income		30,645

Expenses
Management fee Basic fee	$ 9,197
Performance adjustment	(452)
Transfer agent fees	4,524
Accounting and security lending fees	496
Custodian fees and expenses	57
Independent trustees' compensation	13
Registration fees	58
Audit	37
Legal	13
Interest	2
Miscellaneous	42
Total expenses before reductions	13,987
Expense reductions	(46)	13,941
Net investment income (loss)		16,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(681,673)
Foreign currency transactions	178
Total net realized gain (loss)		(681,495)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,046,603
Assets and liabilities in foreign currencies	(50)
Total change in net unrealized appreciation (depreciation)		1,046,553
Net gain (loss)		365,058
Net increase (decrease) in net assets resulting from operations		$ 381,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,704	$ 20,479
Net realized gain (loss)	(681,495)	(1,790,977)
Change in net unrealized appreciation (depreciation)	1,046,553	(1,587,052)
Net increase (decrease) in net assets resulting from operations	381,762	(3,357,550)
Distributions to shareholders from net investment income	(20,945)	(2,158)
Distributions to shareholders from net realized gain	-	(166,844)
Total distributions	(20,945)	(169,002)
Share transactions - net increase (decrease)	(235,671)	1,111,831
Total increase (decrease) in net assets	125,146	(2,414,721)

Net Assets
Beginning of period	3,484,507	5,899,228
End of period (including undistributed net investment income of $10,976 and undistributed net investment income of $15,566, respectively)	$ 3,609,653	$ 3,484,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39	$ 15.45
Income from Investment Operations
Net investment income (loss) D	.07	.08	.07	.08	.04	.11 G, I
Net realized and unrealized gain (loss)	1.71	(12.75)	5.60	2.54	2.14	1.93
Total from investment operations	1.78	(12.67)	5.67	2.62	2.18	2.04
Distributions from net investment income	(.09)	(.01)	(.10)	(.05)	(.11)	(.10)
Distributions from net realized gain	-	(.75)	-	-	-	-
Total distributions	(.09)	(.76)	(.10)	(.05)	(.11)	(.10)
Net asset value, end of period	$ 15.86	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39
Total Return B, C	12.61%	(47.19)%	25.85%	13.49%	12.61%	13.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.91%	.90%	.87%	.77%	.76%
Expenses net of fee waivers, if any	.87% A	.91%	.90%	.87%	.77%	.76%
Expenses net of all reductions	.87% A	.90%	.89%	.86%	.72%	.71%
Net investment income (loss)	1.02% A	.34%	.31%	.41%	.24%	.66% I
Supplemental Data
Net assets, end of period (in millions)	$ 3,473	$ 3,407	$ 5,899	$ 4,723	$ 4,654	$ 4,584
Portfolio turnover rate F	218% A	173%	175%	169%	119%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	1.70	(14.47)
Total from investment operations	1.79	(14.38)
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 15.86	$ 14.18
Total Return B, C	12.76%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.79% A
Expenses net of fee waivers, if any	.65% A	.79% A
Expenses net of all reductions	.64% A	.78% A
Net investment income (loss)	1.25% A	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 136	$ 78
Portfolio turnover rate F	218% A	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Independence and Class K to eligible shareholders of Independence. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 603,535
Unrealized depreciation	(300,413)
Net unrealized appreciation (depreciation)	$ 303,122
Cost for federal income tax purposes	$ 3,366,945

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,538,398 and $3,684,906, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 4,490.29
Class K	34.06
	$ 4,524

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,138.43%		$ 2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,370.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,388. The weighted average interest rate was .83%. The interest expense amounted to two hundred and ninety four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Independence's operating expenses. During this period, this reimbursement reduced the class' expenses by $2.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $44 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Independence	$ 20,326	$ 2,158
Class K	619	-
Total	$ 20,945	$ 2,158
From net realized gain
Independence	$ -	$ 166,844

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Independence
Shares sold	11,942	106,988	$ 163,131	$ 2,759,081
Conversion to Class K	(2,043)	(5,354)	(28,312)	(109,247)
Reinvestment of distributions	1,443	6,242	20,026	166,964
Shares redeemed	(32,746)	(81,243)	(431,409)	(1,816,192)
Net increase (decrease)	(21,404)	26,633	$ (276,564)	$ 1,000,606
Class K
Shares sold	2,431	659	$ 30,869	$ 10,298
Conversion from Independence	2,044	5,350	28,312	109,247
Reinvestment of distributions	45	-	619	-
Shares redeemed	(1,400)	(523)	(18,907)	(8,320)
Net increase (decrease)	3,120	5,486	$ 40,893	$ 111,225

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FRE-USAN-0709
1.786813.106

Fidelity®

Independence

Fund -
Class K

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Independence	.87%
Actual		$ 1,000.00	$ 1,126.10	$ 4.61
Hypothetical A		$ 1,000.00	$ 1,020.59	$ 4.38
Class K	.65%
Actual		$ 1,000.00	$ 1,127.60	$ 3.45
Hypothetical A		$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	4.6	1.3
JPMorgan Chase & Co.	3.7	1.1
PNC Financial Services Group, Inc.	3.3	0.5
Bank of America Corp.	3.2	1.0
Express Scripts, Inc.	2.8	1.2
Apple, Inc.	2.3	0.8
Deutsche Bank AG (NY Shares)	2.2	0.0
Transocean Ltd.	2.2	0.0
Morgan Stanley	2.1	0.4
Dow Chemical Co.	2.0	0.0
	28.4
Top Five Market Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	10.7
Energy	13.5	20.7
Materials	13.0	10.0
Consumer Discretionary	12.4	6.3
Information Technology	10.5	6.1
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *		As of November 30, 2008 **
	Stocks 99.9%		Stocks 97.3%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.7%
* Foreign investments	19.1%	** Foreign investments	12.3%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.2%
Autoliv, Inc.	800,000	$ 22,224
Magna International, Inc. Class A	150,000	4,973
The Goodyear Tire & Rubber Co. (a)	1,500,000	17,175
		44,372
Automobiles - 0.3%
Ford Motor Co. (a)	2,000,000	11,500
Hotels, Restaurants & Leisure - 0.5%
California Pizza Kitchen, Inc. (a)	450,000	6,278
Ctrip.com International Ltd. sponsored ADR	200,000	8,190
The Cheesecake Factory, Inc. (a)	250,000	4,278
		18,746
Household Durables - 0.7%
Gafisa SA sponsored ADR (d)	1,439,900	26,077
Internet & Catalog Retail - 2.4%
Amazon.com, Inc.	800,000	62,392
Priceline.com, Inc. (a)(d)	200,000	22,022
		84,414
Media - 1.3%
Comcast Corp. Class A (special) (non-vtg.)	400,000	5,200
The DIRECTV Group, Inc. (a)	1,800,000	40,500
		45,700
Multiline Retail - 1.6%
Target Corp.	1,500,000	58,950
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	700,000	21,077
American Eagle Outfitters, Inc.	1,000,000	14,810
Best Buy Co., Inc.	850,000	29,835
Gamestop Corp. Class A (a)	300,000	7,485
Lowe's Companies, Inc.	2,400,000	45,624
Staples, Inc.	1,000,000	20,450
TJX Companies, Inc.	600,000	17,706
		156,987
TOTAL CONSUMER DISCRETIONARY		446,746
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	800,000	$ 38,816
Wal-Mart Stores, Inc.	714,700	35,549
		74,365
Personal Products - 0.1%
Hengan International Group Co. Ltd.	1,000,000	4,567
TOTAL CONSUMER STAPLES		78,932
ENERGY - 13.5%
Energy Equipment & Services - 5.9%
Nabors Industries Ltd. (a)	300,000	5,364
National Oilwell Varco, Inc. (a)	300,000	11,586
Noble Corp.	1,000,000	34,370
Oceaneering International, Inc. (a)	200,000	10,284
Schlumberger Ltd. (NY Shares)	600,000	34,338
Transocean Ltd. (a)	1,000,000	79,480
Weatherford International Ltd. (a)	1,800,000	37,260
		212,682
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)	300,000	8,265
Apache Corp.	175,000	14,746
Chesapeake Energy Corp.	2,010,400	45,556
China Shenhua Energy Co. Ltd. (H Shares)	6,085,000	20,559
Concho Resources, Inc. (a)	300,000	9,615
EOG Resources, Inc.	200,000	14,638
Hess Corp.	375,000	24,971
Occidental Petroleum Corp.	500,000	33,555
Petro-Canada	550,000	23,928
PT Bumi Resources Tbk	20,000,000	3,853
Range Resources Corp.	200,000	9,162
Southwestern Energy Co. (a)	1,100,000	47,817
Suncor Energy, Inc.	300,000	10,510
Ultra Petroleum Corp. (a)	133,079	6,026
		273,201
TOTAL ENERGY		485,883
FINANCIALS - 29.4%
Capital Markets - 7.8%
Deutsche Bank AG (NY Shares)	1,200,000	81,132
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	463,300	$ 66,979
Morgan Stanley	2,465,300	74,748
State Street Corp.	850,000	39,483
The Blackstone Group LP	1,700,000	18,615
		280,957
Commercial Banks - 8.9%
China Construction Bank Corp. (H Shares)	15,279,000	9,973
Industrial & Commercial Bank of China Ltd.	14,700,000	9,370
PNC Financial Services Group, Inc.	2,650,000	120,708
U.S. Bancorp, Delaware	737,300	14,156
Wells Fargo & Co.	6,500,000	165,745
		319,952
Consumer Finance - 0.1%
SLM Corp. (a)	600,000	3,966
Diversified Financial Services - 9.9%
Apollo Global Management LLC (a)(e)	1,703,400	5,962
Bank of America Corp.	10,139,081	114,267
BM&F BOVESPA SA	1,000,000	5,735
CME Group, Inc.	120,000	38,597
Hong Kong Exchange & Clearing Ltd.	1,000,000	15,626
IntercontinentalExchange, Inc. (a)	400,000	43,116
JPMorgan Chase & Co.	3,600,000	132,840
		356,143
Insurance - 2.6%
Hartford Financial Services Group, Inc.	1,100,000	15,774
Lincoln National Corp.	1,000,000	18,950
MBIA, Inc. (a)(d)	1,000,000	6,450
Principal Financial Group, Inc.	400,000	8,880
Prudential Financial, Inc.	400,000	15,964
XL Capital Ltd. Class A	2,800,000	28,336
		94,354
Real Estate Investment Trusts - 0.1%
Host Hotels & Resorts, Inc.	500,000	4,690
TOTAL FINANCIALS		1,060,062
HEALTH CARE - 10.4%
Biotechnology - 4.6%
Cephalon, Inc. (a)(d)	500,000	29,155
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	100,000	$ 5,914
Gilead Sciences, Inc. (a)	1,100,000	47,410
Myriad Genetics, Inc. (a)	1,100,000	39,776
United Therapeutics Corp. (a)	200,000	16,030
Vertex Pharmaceuticals, Inc. (a)	900,000	26,829
		165,114
Health Care Equipment & Supplies - 0.3%
Covidien Ltd.	350,000	12,502
Health Care Providers & Services - 4.3%
Express Scripts, Inc. (a)	1,600,000	102,480
Humana, Inc. (a)	800,000	25,064
Medco Health Solutions, Inc. (a)	600,000	27,534
		155,078
Health Care Technology - 0.5%
Cerner Corp. (a)(d)	300,000	17,487
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	400,000	14,684
Pharmaceuticals - 0.3%
Elan Corp. PLC sponsored ADR (a)	1,399,000	9,765
TOTAL HEALTH CARE		374,630
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)(d)	450,000	12,564
Airlines - 3.1%
AMR Corp. (a)	2,500,000	11,125
Continental Airlines, Inc. Class B (a)	2,200,000	20,504
Delta Air Lines, Inc. (a)	11,796,875	68,540
UAL Corp. (a)(d)	2,250,000	10,485
		110,654
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	2,000,000	2,811
Electrical Equipment - 1.5%
Energy Conversion Devices, Inc. (a)(d)	405,711	6,982
First Solar, Inc. (a)(d)	260,000	49,400
		56,382
Industrial Conglomerates - 0.5%
Textron, Inc.	1,458,300	16,770
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
CSX Corp.	300,000	$ 9,528
Union Pacific Corp.	250,000	12,318
		21,846
TOTAL INDUSTRIALS		221,027
INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	1,018,800	18,848
Juniper Networks, Inc. (a)	800,000	19,784
QUALCOMM, Inc.	1,100,000	47,949
Research In Motion Ltd. (a)	550,000	43,252
		129,833
Computers & Peripherals - 2.4%
Apple, Inc. (a)	614,200	83,415
HTC Corp.	250,000	4,074
		87,489
Internet Software & Services - 3.3%
Baidu.com, Inc. sponsored ADR (a)	150,000	39,593
Equinix, Inc. (a)	300,000	22,320
Google, Inc. Class A (sub. vtg.) (a)	25,000	10,431
Mercadolibre, Inc. (a)(d)	900,000	19,476
NetEase.com, Inc. sponsored ADR (a)	300,000	10,374
Tencent Holdings Ltd.	1,500,000	16,847
		119,041
IT Services - 0.9%
Visa, Inc.	500,000	33,855
Software - 0.3%
BMC Software, Inc. (a)	300,000	10,230
TOTAL INFORMATION TECHNOLOGY		380,448
MATERIALS - 13.0%
Chemicals - 7.5%
Ashland, Inc.	800,000	21,440
CF Industries Holdings, Inc.	100,000	7,764
Dow Chemical Co.	4,000,000	70,720
E.I. du Pont de Nemours & Co.	900,000	25,623
FMC Corp.	800,000	43,480
Potash Corp. of Saskatchewan, Inc.	23,900	2,756
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rockwood Holdings, Inc. (a)	1,100,000	$ 16,412
Terra Industries, Inc.	1,700,000	47,243
The Mosaic Co.	647,700	35,429
		270,867
Containers & Packaging - 0.3%
Sealed Air Corp.	500,000	10,005
Metals & Mining - 5.2%
Agnico-Eagle Mines Ltd. (Canada)	526,400	32,540
Alcoa, Inc.	2,637,500	24,318
Barrick Gold Corp.	400,000	15,157
Freeport-McMoRan Copper & Gold, Inc. Class B	550,000	29,937
Goldcorp, Inc.	500,000	19,761
Impala Platinum Holdings Ltd.	920,800	22,337
Newmont Mining Corp.	449,000	21,943
United States Steel Corp.	634,800	21,634
		187,627
TOTAL MATERIALS		468,499
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.6%
China Telecom Corp. Ltd. sponsored ADR	500,000	23,795
Wireless Telecommunication Services - 1.8%
Sprint Nextel Corp. (a)	9,000,000	46,350
Vivo Participacoes SA sponsored ADR	900,000	18,153
		64,503
TOTAL TELECOMMUNICATION SERVICES		88,298
TOTAL COMMON STOCKS (Cost $3,222,609)		3,604,525
Money Market Funds - 1.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.53% (b)	1,043,096	$ 1,043
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	64,499,450	64,499
TOTAL MONEY MARKET FUNDS (Cost $65,542)		65,542
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,288,151)		3,670,067
NET OTHER ASSETS - (1.7)%		(60,414)
NET ASSETS - 100%		$ 3,609,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,962,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 88
Fidelity Securities Lending Cash Central Fund	1,370
Total	$ 1,458
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,670,067	$ 3,582,387	$ 87,680	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.9%
Canada	4.5%
Switzerland	4.2%
China	3.8%
Germany	2.2%
Brazil	1.3%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.1%
100.0%
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $1,272,786,000 all of which will expire on November 30, 2016.
The fund intends to elect to defer to its fiscal year ending November 30, 2009 approximately $445,082,000 of losses recognized during the period November 1, 2008 to November 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $63,966) - See accompanying schedule: Unaffiliated issuers (cost $3,222,609)	$ 3,604,525
Fidelity Central Funds (cost $65,542)	65,542
Total Investments (cost $3,288,151)		$ 3,670,067
Foreign currency held at value (cost $68)		68
Receivable for investments sold		59,987
Receivable for fund shares sold		1,892
Dividends receivable		5,523
Distributions receivable from Fidelity Central Funds		620
Prepaid expenses		26
Other receivables		105
Total assets		3,738,288

Liabilities
Payable for investments purchased	$ 57,763
Payable for fund shares redeemed	3,514
Accrued management fee	1,914
Other affiliated payables	827
Other payables and accrued expenses	118
Collateral on securities loaned, at value	64,499
Total liabilities		128,635

Net Assets		$ 3,609,653
Net Assets consist of:
Paid in capital		$ 5,698,809
Undistributed net investment income		10,976
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,482,080)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		381,948
Net Assets		$ 3,609,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2009 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,473,155 ÷ 219,007 shares)	$ 15.86

Class K: Net Asset Value, offering price and redemption price per share ($136,498 ÷ 8,606 shares)	$ 15.86

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)

Investment Income
Dividends		$ 29,187
Income from Fidelity Central Funds		1,458
Total income		30,645

Expenses
Management fee Basic fee	$ 9,197
Performance adjustment	(452)
Transfer agent fees	4,524
Accounting and security lending fees	496
Custodian fees and expenses	57
Independent trustees' compensation	13
Registration fees	58
Audit	37
Legal	13
Interest	2
Miscellaneous	42
Total expenses before reductions	13,987
Expense reductions	(46)	13,941
Net investment income (loss)		16,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(681,673)
Foreign currency transactions	178
Total net realized gain (loss)		(681,495)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,046,603
Assets and liabilities in foreign currencies	(50)
Total change in net unrealized appreciation (depreciation)		1,046,553
Net gain (loss)		365,058
Net increase (decrease) in net assets resulting from operations		$ 381,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,704	$ 20,479
Net realized gain (loss)	(681,495)	(1,790,977)
Change in net unrealized appreciation (depreciation)	1,046,553	(1,587,052)
Net increase (decrease) in net assets resulting from operations	381,762	(3,357,550)
Distributions to shareholders from net investment income	(20,945)	(2,158)
Distributions to shareholders from net realized gain	-	(166,844)
Total distributions	(20,945)	(169,002)
Share transactions - net increase (decrease)	(235,671)	1,111,831
Total increase (decrease) in net assets	125,146	(2,414,721)

Net Assets
Beginning of period	3,484,507	5,899,228
End of period (including undistributed net investment income of $10,976 and undistributed net investment income of $15,566, respectively)	$ 3,609,653	$ 3,484,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39	$ 15.45
Income from Investment Operations
Net investment income (loss) D	.07	.08	.07	.08	.04	.11 G, I
Net realized and unrealized gain (loss)	1.71	(12.75)	5.60	2.54	2.14	1.93
Total from investment operations	1.78	(12.67)	5.67	2.62	2.18	2.04
Distributions from net investment income	(.09)	(.01)	(.10)	(.05)	(.11)	(.10)
Distributions from net realized gain	-	(.75)	-	-	-	-
Total distributions	(.09)	(.76)	(.10)	(.05)	(.11)	(.10)
Net asset value, end of period	$ 15.86	$ 14.17	$ 27.60	$ 22.03	$ 19.46	$ 17.39
Total Return B, C	12.61%	(47.19)%	25.85%	13.49%	12.61%	13.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.91%	.90%	.87%	.77%	.76%
Expenses net of fee waivers, if any	.87% A	.91%	.90%	.87%	.77%	.76%
Expenses net of all reductions	.87% A	.90%	.89%	.86%	.72%	.71%
Net investment income (loss)	1.02% A	.34%	.31%	.41%	.24%	.66% I
Supplemental Data
Net assets, end of period (in millions)	$ 3,473	$ 3,407	$ 5,899	$ 4,723	$ 4,654	$ 4,584
Portfolio turnover rate F	218% A	173%	175%	169%	119%	119%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2009

Year ended November 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.09	.09
Net realized and unrealized gain (loss)	1.70	(14.47)
Total from investment operations	1.79	(14.38)
Distributions from net investment income	(.11)	-
Net asset value, end of period	$ 15.86	$ 14.18
Total Return B, C	12.76%	(50.35)%
Ratios to Average Net Assets E, H
Expenses before reductions	.65% A	.79% A
Expenses net of fee waivers, if any	.65% A	.79% A
Expenses net of all reductions	.64% A	.78% A
Net investment income (loss)	1.25% A	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 136	$ 78
Portfolio turnover rate F	218% A	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Independence and Class K to eligible shareholders of Independence. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 603,535
Unrealized depreciation	(300,413)
Net unrealized appreciation (depreciation)	$ 303,122
Cost for federal income tax purposes	$ 3,366,945

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,538,398 and $3,684,906, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund, Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 4,490.29
Class K	34.06
	$ 4,524

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $113 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,138.43%		$ 2

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,370.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,388. The weighted average interest rate was .83%. The interest expense amounted to two hundred and ninety four dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

10. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Independence's operating expenses. During this period, this reimbursement reduced the class' expenses by $2.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $44 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2009	Year ended November 30, 2008
From net investment income
Independence	$ 20,326	$ 2,158
Class K	619	-
Total	$ 20,945	$ 2,158
From net realized gain
Independence	$ -	$ 166,844

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2009	Year ended November 30, 2008 A	Six months ended May 31, 2009	Year ended November 30, 2008 A
Independence
Shares sold	11,942	106,988	$ 163,131	$ 2,759,081
Conversion to Class K	(2,043)	(5,354)	(28,312)	(109,247)
Reinvestment of distributions	1,443	6,242	20,026	166,964
Shares redeemed	(32,746)	(81,243)	(431,409)	(1,816,192)
Net increase (decrease)	(21,404)	26,633	$ (276,564)	$ 1,000,606
Class K
Shares sold	2,431	659	$ 30,869	$ 10,298
Conversion from Independence	2,044	5,350	28,312	109,247
Reinvestment of distributions	45	-	619	-
Shares redeemed	(1,400)	(523)	(18,907)	(8,320)
Net increase (decrease)	3,120	5,486	$ 40,893	$ 111,225

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FRE-K-USAN-0709
1.863218.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009